---------------------
 ANNUAL
---------------------
 REPORT
---------------------
 ALLOCATION
---------------------
 FUNDS
---------------------

Asset Allocation Fund

U.S. Government
Allocation Fund

SEPTEMBER 30, 1996

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER COMMENTS

  Asset Allocation Fund                                                        2

  U.S. Government Allocation Fund                                              7

PORTFOLIOS OF INVESTMENTS

  Master Investment Trust -- Asset Allocation
    Master Portfolio                                                          10

  Master Investment Trust -- U.S. Government Allocation
    Master Portfolio                                                          26

STAGECOACH FUNDS

  Statement of Assets and Liabilities                                         27

  Statements of Operations                                                    28

  Statements of Changes in Net Assets                                         30

  Financial Highlights                                                        32

  Notes to Financial Statements                                               35

  Independent Auditors' Report                                                43

MASTER INVESTMENT TRUST

  Statement of Assets and Liabilities                                         44

  Statements of Operations                                                    45

  Statements of Changes in Net Assets                                         46

  Notes to Financial Statements                                               47

  Independent Auditors' Report                                                50

LIST OF ABBREVIATIONS                                                         51
 STAGECOACH FUNDS:
 -------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
The Annual Report is one of the most important documents you, as a shareholder, will receive during the year, one that can deepen your understanding of your investment. While the prospectus details the investment policies of a Fund, the Annual Report shows the results of those policies for the most recent reporting period. The Annual Report tells shareholders which securities were purchased, what the overall returns for the Funds have been and provides the portfolio managers' views on what shaped, and continues to shape, the investment environment.

The Stagecoach Funds Annual Report has undergone a number of changes, some of which are the result of the September 6, 1996 merger of Pacifica Funds Trust and Stagecoach Funds, Inc. Perhaps the most noticeable change is that this Report is dated September 30, 1996.

Previously, Stagecoach Annual Reports were dated December 31 each year and the Semi-Annual Reports were dated June 30. We are changing the schedule, however, so that Annual Reports will now be dated March 31 and Semi-Annual Reports will be dated September 30. THIS CHANGE HAS BEEN MADE FOR OPERATIONAL AND ADMINISTRATIVE REASONS. THERE HAS BEEN NO CHANGE TO THE INVESTMENT POLICIES OR PRACTICES OF THE FUNDS RELATED TO THIS CHANGE IN THE FISCAL YEAR-END.

In order to accomplish this change, we are providing you with this Annual Report containing audited Financial Statements now and will provide you with another Annual Report for the six months ended March 31, 1997.

Another noticeable change in the Annual Report is that the Funds are now separated into categories so that the Equity, Income, Tax-Free, Asset Allocation and Money Market Mutual Funds are grouped together in their own Reports. This change was made in part because of the introduction of several new Stagecoach Funds, some of which were introduced as part of the Pacifica Funds merger. We believe that by segregating Funds into their investment groups, we have produced an easier-to-read report with fewer extraneous details not relevant to your investment.

Special mention should be made of the fact that this is the first Stagecoach Annual Report that most former Pacifica shareholders will receive. We want to thank you for your patience through our many changes. We here at Stagecoach Funds are excited about the opportunity to help you succeed in meeting your investment goals.

STAGECOACH FUNDS
OCTOBER 1996

                                                           ---------------------

ASSET ALLOCATION FUND

-------------------------
INVESTMENT ADVISER COMMENTS
RETURNS:

The Fund posted a return for the fiscal period from January 1, 1996 to September 30, 1996 of 5.14% for Class A shares. The return for Class B shares for the same period was 4.96%. The one year total returns from October 1, 1995 to September 30, 1996 were 10.46% and 10.06%, respectively. These return figures are exclusive of sales charge.

BENCHMARKS:

The year-to-date return for the Lehman Brothers U.S. Treasury Bond Index was negative 6.23% through September 30, 1996. The year-to-date return for the S&P 500 Index through September 30, 1996 was 13.50%.

ECONOMIC FACTORS INFLUENCING PERFORMANCE:

This Fund allocates portfolio holdings among equities, bonds and cash according to expected returns measured against expected risks. The Fund attempts to capture returns within the constraint of its overall risk tolerance.

1996 has generally been a volatile year. The equity market has generally continued the growth enjoyed in 1995, although it has grown at a slower pace. In July, a government report showing strong jobs growth ignited fresh inflation fears which caused the S&P 500 Index to drop 4.42% for the month. This was the first month to show a loss since October 1995. The market recovered with a strong September, leaving the S&P 500 Index up 13.50% for the year-to-date.

Bonds have had a more difficult time, although the performance improved during the third quarter. The year began with the sudden arrival of inflation fears and suggestions that the Federal Reserve might increase federal funds target rates. Increased rates generally drive down the resale value of existing bonds. The first quarter bond return, as measured by the Lehman Brothers U.S. Treasury Bond Index, was negative 7.46%. The second quarter was relatively flat and the third quarter, thanks to a strong September, posted a gain of 1.44%. The September rally was caused by lower-than-expected inflation figures and the Federal Reserve Board's decision to leave the federal funds target rate unchanged.

Cash yields are directly influenced by changes to the target rate and have been generally steady, with a return for the year of 3.80%.

STRATEGIC COMMENT:

The Fund currently has an allocation of 40% stocks and 60% bonds, which indicates that the model used to manage the Fund believes that stock market prices are slightly high compared to earnings expectations. Bonds, however, after losing ground early in the year, may be undervalued. This conclusion tips the Fund's risk-versus-reward equation towards a larger bond investment.

---------------------
2

                                                           ASSET ALLOCATION FUND

The following charts show the Asset Allocation Model's allocation of bonds and stocks as of September 30, 1996 and the sector breakdown of the S&P 500. When the model signals it is time to buy stocks, the Fund buys according to the S&P 500 Index.

ASSET ALLOCATION MODEL:
 SEPTEMBER 30, 1996

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Bonds                      60%
Stocks                     40%
Basic Industries            8%
Capital Goods -
Tech                       14%
Capital Goods               3%
Consumer Goods             19%
Consumer Cyclical           9%
Consumer Staple             9%
Credit Cyclical             4%
Utilities                  11%
Transportation              1%
Finance                    13%
Energy                      9%

INDUSTRY SECTOR BREAKDOWN FOR
 S&P 500 AS OF SEPTEMBER 30, 1996

                                                           ---------------------

ASSET ALLOCATION FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                         SINCE
AVERAGE ANNUAL TOTAL RETURNS         1 YEAR      3 YEAR      5 YEAR      INCEPTION
---------------------------------------------------------------------------------------
With Maximum 4.5% Sales Charge       5.49%       8.29%       10.71%      10.73%
---------------------------------------------------------------------------------------
Without Sales Charge                 10.46%      9.96%       11.74%      11.25%
---------------------------------------------------------------------------------------

CLASS B SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                       SINCE
AVERAGE ANNUAL TOTAL RETURNS                               1 YEAR      INCEPTION
-------------------------------------------------------------------------------------
With Contingent Deferred Sales Charge(1)                   7.07%       17.22%
-------------------------------------------------------------------------------------
Without Contingent Deferred Sales Charge                   10.06%      18.23%
-------------------------------------------------------------------------------------
(1)Assumes redemption on 9/30/96.

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

The Class A shares of the Asset Allocation Fund commenced operations on January 1, 1992, as successor to the Asset Allocation Fund of the Wells Fargo Investment Trust for Retirement Programs. The Predecessor Fund's date of inception was November 13, 1986. The performance figures shown for Class A shares include the performance of the Predecessor Fund, which had the same investment objectives and strategies. Certain of the investment restrictions of the Stagecoach Asset Allocation Fund differ somewhat from those of the Predecessor Fund. The Class B shares commenced operations on January 1, 1995.

The Fund seeks to achieve its investment objective by investing all of its assets in the Master Investment Trust Asset Allocation Master Portfolio, which has an investment objective identical to that of the Fund. Prior to April 29, 1996, the Fund invested directly in a portfolio of securities and not in the Master Investment Trust Asset Allocation Master Portfolio. References to the investment policies of the Fund are understood to be references to the investment policies of the Master Portfolio.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

---------------------
4

                                                           ASSET ALLOCATION FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 STAGECOACH ASSET
           Lehman Brothers U.S.    Allocation Fund    IBC/Donoghue Money      S 500
            Treasury Bond Index     Class A Shares          Fund Average      Index
Nov-86                  $10,000             $9,550               $10,000    $10,000
Dec-86                   $9,990             $9,617               $10,045     $9,745
Jan-87                  $10,166            $10,037               $10,091    $11,057
Feb-87                  $10,301            $10,285               $10,136    $11,494
Mar-87                  $10,108            $10,285               $10,182    $11,826
Apr-87                   $9,622             $9,951               $10,228    $11,721
May-87                   $9,509             $9,894               $10,278    $11,822
Jun-87                   $9,616            $10,113               $10,329    $12,419
Jul-87                   $9,447            $10,094               $10,381    $13,048
Aug-87                   $9,292            $10,056               $10,433    $13,535
Sep-87                   $8,885             $9,693               $10,487    $13,238
Oct-87                   $9,529            $10,362               $10,544    $10,387
Nov-87                   $9,532            $10,094               $10,601     $9,531
Dec-87                   $9,723            $10,438               $10,659    $10,256
Jan-88                  $10,313            $11,002               $10,717    $10,688
Feb-88                  $10,424            $11,231               $10,772    $11,186
Mar-88                  $10,108            $10,897               $10,826    $10,840
Apr-88                   $9,931            $10,772               $10,881    $10,960
May-88                   $9,781            $10,734               $10,938    $11,055
Jun-88                  $10,193            $11,183               $10,998    $11,563
Jul-88                   $9,992            $11,021               $11,060    $11,519
Aug-88                  $10,034            $10,868               $11,126    $11,128
Sep-88                  $10,406            $11,221               $11,195    $11,602
Oct-88                  $10,722            $11,422               $11,265    $11,925
Nov-88                  $10,482            $11,355               $11,337    $11,755
Dec-88                  $10,617            $11,460               $11,413    $11,960
Jan-89                  $10,841            $11,622               $11,493    $12,836
Feb-89                  $10,616            $11,632               $11,574    $12,516
Mar-89                  $10,729            $11,727               $11,660    $12,808
Apr-89                  $11,002            $11,871               $11,749    $13,473
May-89                  $11,407            $12,004               $11,838    $14,018
Jun-89                  $12,058            $12,062               $11,927    $13,939
Jul-89                  $12,344            $12,339               $12,013    $15,197
Aug-89                  $12,014            $12,453               $12,096    $15,494
Sep-89                  $12,049            $12,501               $12,179    $15,431
Oct-89                  $12,534            $12,577               $12,262    $15,073
Nov-89                  $12,649            $12,692               $12,344    $15,380
Dec-89                  $12,626            $12,816               $12,426    $15,750
Jan-90                  $12,171            $12,702               $12,506    $14,692
Feb-90                  $12,136            $12,778               $12,586    $14,881
Mar-90                  $12,086            $12,854               $12,666    $15,276
Apr-90                  $11,797            $12,854               $12,747    $14,895
May-90                  $12,345            $13,189               $12,828    $16,347
Jun-90                  $12,629            $13,265               $12,910    $16,237
Jul-90                  $12,749            $13,341               $12,992    $16,184
Aug-90                  $12,211            $13,122               $13,074    $14,722
Sep-90                  $12,352            $13,084               $13,155    $14,005
Oct-90                  $12,635            $13,227               $13,237    $13,945
Nov-90                  $13,162            $13,609               $13,318    $14,847
Dec-90                  $13,423            $13,800               $13,398    $15,260
Jan-91                  $13,581            $14,163               $13,475    $15,925
Feb-91                  $13,641            $14,459               $13,547    $17,064
Mar-91                  $13,695            $14,583               $13,615    $17,477
Apr-91                  $13,869            $14,717               $13,682    $17,519
May-91                  $13,857            $14,888               $13,745    $18,275
Jun-91                  $13,754            $14,564               $13,808    $17,437
Jul-91                  $13,959            $14,927               $13,871    $18,250
Aug-91                  $14,441            $15,404               $13,933    $18,682
Sep-91                  $14,896            $15,710               $13,994    $18,370
Oct-91                  $14,928            $15,758               $14,052    $18,617
Nov-91                  $15,012            $15,643               $14,108    $17,867
Dec-91                  $15,907            $16,856               $14,162    $19,910
Jan-92                  $15,407            $16,359               $14,211    $19,539
Feb-92                  $15,498            $16,455               $14,256    $19,792
Mar-92                  $15,328            $16,238               $14,300    $19,407
Apr-92                  $15,312            $16,364               $14,344    $19,977
May-92                  $15,738            $16,683               $14,386    $20,075
Jun-92                  $15,966            $16,756               $14,427    $19,776
Jul-92                  $16,630            $17,471               $14,466    $20,584
Aug-92                  $16,745            $17,412               $14,503    $20,163
Sep-92                  $17,010            $17,650               $14,538    $20,400
Oct-92                  $16,653            $17,402               $14,572    $20,470
Nov-92                  $16,716            $17,630               $14,605    $21,167
Dec-92                  $17,174            $18,026               $14,640    $21,427
Jan-93                  $17,663            $18,409               $14,674    $21,606
Feb-93                  $18,253            $18,923               $14,707    $21,900
Mar-93                  $18,299            $19,054               $14,740    $22,362
Apr-93                  $18,440            $18,963               $14,773    $21,822
May-93                  $18,501            $19,207               $14,805    $22,406
Jun-93                  $19,283            $19,706               $14,837    $22,471
Jul-93                  $19,594            $19,881               $14,870    $22,381
Aug-93                  $20,381            $20,663               $14,903    $23,230
Sep-93                  $20,453            $20,580               $14,936    $23,052
Oct-93                  $20,600            $20,881               $14,969    $23,529
Nov-93                  $20,073            $20,559               $15,002    $23,305
Dec-93                  $20,137            $20,731               $15,036    $23,586
Jan-94                  $20,620            $21,360               $15,070    $24,388
Feb-94                  $19,775            $20,665               $15,104    $23,726
Mar-94                  $18,907            $19,856               $15,141    $22,692
Apr-94                  $18,683            $19,800               $15,179    $22,983
May-94                  $18,560            $19,878               $15,222    $23,360
Jun-94                  $18,384            $19,533               $15,268    $22,788
Jul-94                  $19,007            $20,162               $15,316    $23,536
Aug-94                  $18,866            $20,488               $15,366    $24,501
Sep-94                  $18,272            $19,894               $15,419    $23,902
Oct-94                  $18,208            $20,053               $15,475    $24,439
Nov-94                  $18,316            $19,837               $15,535    $23,549
Dec-94                  $18,598            $20,146               $15,600    $23,898
Jan-95                  $19,075            $20,664               $15,668    $24,517
Feb-95                  $19,615            $21,314               $15,739    $25,472
Mar-95                  $19,785            $21,694               $15,811    $26,222
Apr-95                  $20,138            $22,169               $15,884    $26,994
May-95                  $21,683            $23,315               $15,957    $28,071
Jun-95                  $21,935            $23,675               $16,030    $28,722
Jul-95                  $21,585            $23,983               $16,101    $29,674
Aug-95                  $22,064            $24,143               $16,172    $29,749
Sep-95                  $22,469            $24,771               $16,243    $31,003
Oct-95                  $23,098            $24,895               $16,313    $30,893
Nov-95                  $23,676            $25,671               $16,385    $32,247
Dec-95                  $24,305            $26,025               $16,456    $32,869
Jan-96                  $24,305            $26,489               $16,525    $33,986
Feb-96                  $23,131            $26,351               $16,592    $34,302
Mar-96                  $22,671            $26,407               $16,659    $34,631
Apr-96                  $22,292            $26,432               $16,725    $35,140
May-96                  $22,177            $26,660               $16,792    $36,044
Jun-96                  $22,649            $26,959               $16,860    $36,181
Jul-96                  $22,658            $26,360               $16,927    $34,581
Aug-96                  $22,375            $26,334               $16,995    $35,311
Sep-96                  $22,992            $27,362               $17,063    $37,296

THE RETURN FOR CLASS B SHARES OF THE ASSET ALLOCATION FUND WILL VARY FROM THE RESULTS SHOWN DUE TO DIFFERENT EXPENSES AND LOAD STRUCTURES.

The accompanying chart compares the performance of the Stagecoach Asset Allocation Fund Class A shares since the inception of the Predecessor Fund with the S&P 500 Index, the Lehman Brothers U.S. Treasury Bond Index, and the IBC/Donoghue Money Fund Average. The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all operating expenses and assumes the maximum initial sales charge of 4.5%. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Lehman Brothers U.S. Treasury Bond Index is an unmanaged index composed of U.S. Treasury bonds with 10-year or longer maturities. The IBC/Donoghue Money Fund Average is an average of 700 taxable money market funds. Please note that the Fund is a professionally managed mutual fund. The indices presented here are not managed, do not incur expenses and are not available directly for investment. Had these indices incurred operating expenses, their performances would have been lower.

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
6

                                                 U.S. GOVERNMENT ALLOCATION FUND

-------------------------
INVESTMENT ADVISER COMMENTS
RETURNS:

The Fund posted a return for the fiscal period from January 1, 1996 to September 30, 1996 of 0.69% for Class A shares. The return for Class B shares for the same period was 0.11%. The one year total returns from October 1, 1995 to September 30, 1996 were 3.44% and 2.61%, respectively. These return figures are exclusive of sales charge.

BENCHMARKS:

The year-to-date returns for the Lehman Brothers 20-year Treasury Index and the Lehman Brothers Treasury Note Index were negative 6.23% and negative 0.03%, respectively, through September 30, 1996.

ECONOMIC FACTORS INFLUENCING PERFORMANCE:

This Fund allocates assets across long-term Treasury Bonds, intermediate Treasury Notes and money market instruments. Allocations are made according to the expected returns and the expected risks for the Fund's component asset classes.

1996 opened with the expectation that the Federal Reserve would continue its series of reductions in the federal funds target rate and continue the bond market boom enjoyed in 1995. Reductions have not continued, however, and beginning in February, concerns about the strong economy and potentially accelerating inflation depressed the market. Reports of higher-than-expected jobs growth in April and a Gross Domestic Product figure of 2.80% annually released in May further fanned inflation fears. Yield increases were seen across the asset classes, driving down the resale value of existing fixed-income portfolios.

By the end of April, expected returns for intermediate Treasuries had increased relative to the expected returns for cash. Meanwhile, the difference in expected returns between long-term Treasury bonds and intermediate-term Treasury bonds narrowed, making the intermediate range the more attractive asset class when adjusted for risk. The Fund has remained entirely invested in the intermediate range from April through the end of September, except for a small cash allowance for processing shareholder redemptions.

STRATEGIC COMMENT:

Uncertainty about inflation and Fed credit tightening will probably keep the Fund's allocation heavily favoring, if not completely invested in, the intermediate range for the next few months.

                                                           ---------------------

U.S. GOVERNMENT ALLOCATION FUND

---------------------
PERFORMANCE AT A GLANCE
CLASS A SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                         SINCE
AVERAGE ANNUAL TOTAL RETURNS         1 YEAR      3 YEAR      5 YEAR      INCEPTION
---------------------------------------------------------------------------------------
With Maximum 4.5% Sales Charge       (1.25)%     0.57%       6.60%       7.37%
---------------------------------------------------------------------------------------
Without Sales Charge                 3.44%       2.13%       7.60%       7.88%
---------------------------------------------------------------------------------------

CLASS B SHARE PERFORMANCE AS OF 9/30/96
--------------------------------------------------------------------------------

                                                                       SINCE
AVERAGE ANNUAL TOTAL RETURNS                               1 YEAR      INCEPTION
--------------------------------------------------------------------------------------
With Contingent Deferred Sales Charge(1)                   (0.32)%     6.82%
--------------------------------------------------------------------------------------
Without Contingent Deferred Sales Charge                   2.61%       7.90%
--------------------------------------------------------------------------------------
(1)Assumes redemption on 9/30/96.

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming reinvestment of dividends and capital gain distributions at net asset value.

The Class A shares of the U.S. Government Allocation Fund commenced operations on January 1, 1992 as successor to the Fixed-income Strategy Fund of the Wells Fargo Investment Trust for Retirement Programs. The Predecessor Fund's date of inception was March 31, 1987. The performance figures for the Class A shares shown include the performance of the Predecessor Fund whose investment objective was substantially the same except that it was required to invest at least 65% of its assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Class B shares commenced operations on January 1, 1995.

The Fund seeks to achieve its investment objective by investing all of its assets in the Master Investment Trust U.S. Government Allocation Master Portfolio, which has an investment objective identical to that of the Fund. Prior to April 29, 1996 the Fund invested directly in a portfolio of securities and not in the Master Investment Trust U.S. Government Allocation Master Portfolio. References to the investment policies of the Fund are understood to be references to the investment policies of the Master Portfolio.

The Fund's manager has voluntarily waived portions of its fees or has reimbursed expenses to the Fund, which has reduced operating expenses for shareholders. Without this reduction, the Fund's returns would have been lower.

---------------------
8

                                                 U.S. GOVERNMENT ALLOCATION FUND

--------------------------
GROWTH OF A $10,000 INVESTMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             STAGECOAGH U.S.
                  GOV'T
                Allocation Fund  Lehman Brothers U.S.    IBC/Donoghue Money  Lehman Brothers U.S.
                 Class A Shares   Treasury Bond Index          Fund Average   Treasury Note Index
Mar-87                   $9,550               $10,000               $10,000               $10,000
Apr-87                   $9,588                $9,519               $10,046                $9,829
May-87                   $9,636                $9,407               $10,094                $9,809
Jun-87                   $9,674                $9,513               $10,145                $9,923
Jul-87                   $9,607                $9,346               $10,196                $9,944
Aug-87                   $9,540                $9,192               $10,247                $9,918
Sep-87                   $9,330                $8,790               $10,300                $9,795
Oct-87                   $9,731                $9,427               $10,356               $10,087
Nov-87                   $9,789                $9,430               $10,412               $10,146
Dec-87                   $9,884                $9,618               $10,469               $10,241
Jan-88                  $10,285               $10,202               $10,526               $10,493
Feb-88                  $10,324               $10,312               $10,580               $10,601
Mar-88                  $10,209               $10,000               $10,633               $10,554
Apr-88                  $10,113                $9,825               $10,687               $10,537
May-88                  $10,075                $9,677               $10,743               $10,486
Jun-88                  $10,285               $10,084               $10,802               $10,657
Jul-88                  $10,209                $9,885               $10,863               $10,625
Aug-88                  $10,228                $9,927               $10,927               $10,635
Sep-88                  $10,467               $10,294               $10,995               $10,819
Oct-88                  $10,610               $10,607               $11,064               $10,968
Nov-88                  $10,515               $10,369               $11,134               $10,873
Dec-88                  $10,553               $10,503               $11,209               $10,883
Jan-89                  $10,686               $10,725               $11,288               $10,991
Feb-89                  $10,591               $10,502               $11,367               $10,942
Mar-89                  $10,620               $10,614               $11,452               $10,998
Apr-89                  $10,839               $10,884               $11,539               $11,220
May-89                  $11,107               $11,284               $11,627               $11,434
Jun-89                  $11,470               $11,929               $11,714               $11,727
Jul-89                  $11,670               $12,211               $11,798               $11,970
Aug-89                  $11,498               $11,885               $11,880               $11,805
Sep-89                  $11,536               $11,920               $11,962               $11,859
Oct-89                  $11,813               $12,400               $12,043               $12,111
Nov-89                  $11,899               $12,513               $12,124               $12,228
Dec-89                  $11,928               $12,490               $12,204               $12,264
Jan-90                  $11,747               $12,041               $12,283               $12,184
Feb-90                  $11,785               $12,006               $12,361               $12,227
Mar-90                  $11,766               $11,957               $12,440               $12,240
Apr-90                  $11,651               $11,671               $12,519               $12,197
May-90                  $11,842               $12,212               $12,600               $12,458
Jun-90                  $11,928               $12,493               $12,680               $12,621
Jul-90                  $12,014               $12,612               $12,761               $12,797
Aug-90                  $12,014               $12,080               $12,840               $12,749
Sep-90                  $12,138               $12,220               $12,920               $12,863
Oct-90                  $12,262               $12,500               $13,000               $13,044
Nov-90                  $12,425               $13,021               $13,080               $13,239
Dec-90                  $12,549               $13,279               $13,159               $13,423
Jan-91                  $12,673               $13,435               $13,234               $13,561
Feb-91                  $12,721               $13,494               $13,305               $13,638
Mar-91                  $12,759               $13,548               $13,372               $13,712
Apr-91                  $12,883               $13,721               $13,438               $13,853
May-91                  $12,940               $13,708               $13,500               $13,929
Jun-91                  $12,912               $13,607               $13,562               $13,940
Jul-91                  $13,064               $13,809               $13,624               $14,092
Aug-91                  $13,399               $14,286               $13,684               $14,359
Sep-91                  $13,704               $14,736               $13,744               $14,604
Oct-91                  $13,828               $14,768               $13,801               $14,771
Nov-91                  $13,895               $14,851               $13,856               $14,944
Dec-91                  $14,717               $15,736               $13,909               $15,316
Jan-92                  $14,229               $15,242               $13,957               $15,162
Feb-92                  $14,259               $15,332               $14,002               $15,209
Mar-92                  $14,105               $15,163               $14,045               $15,147
Apr-92                  $14,091               $15,148               $14,088               $15,283
May-92                  $14,444               $15,569               $14,129               $15,511
Jun-92                  $14,602               $15,795               $14,169               $15,736
Jul-92                  $15,222               $16,452               $14,208               $16,043
Aug-92                  $15,275               $16,566               $14,244               $16,210
Sep-92                  $15,486               $16,827               $14,279               $16,438
Oct-92                  $15,160               $16,474               $14,312               $16,236
Nov-92                  $15,233               $16,537               $14,345               $16,166
Dec-92                  $15,634               $16,990               $14,379               $16,378
Jan-93                  $16,035               $17,474               $14,412               $16,686
Feb-93                  $16,594               $18,057               $14,445               $16,935
Mar-93                  $16,578               $18,103               $14,477               $16,996
Apr-93                  $16,692               $18,242               $14,509               $17,130
May-93                  $16,749               $18,302               $14,541               $17,080
Jun-93                  $17,457               $19,076               $14,572               $17,331
Jul-93                  $17,769               $19,384               $14,604               $17,364
Aug-93                  $18,507               $20,163               $14,637               $17,626
Sep-93                  $18,551               $20,233               $14,669               $17,699
Oct-93                  $18,745               $20,379               $14,702               $17,741
Nov-93                  $18,282               $19,857               $14,734               $17,652
Dec-93                  $18,364               $19,921               $14,768               $17,725
Jan-94                  $18,736               $20,399               $14,801               $17,900
Feb-94                  $18,019               $19,563               $14,835               $17,650
Mar-94                  $17,471               $18,704               $14,870               $17,394
Apr-94                  $17,225               $18,483               $14,908               $17,282
May-94                  $17,183               $18,361               $14,950               $17,295
Jun-94                  $17,123               $18,187               $14,995               $17,298
Jul-94                  $17,400               $18,803               $15,042               $17,523
Aug-94                  $17,437               $18,664               $15,092               $17,574
Sep-94                  $17,168               $18,076               $15,144               $17,430
Oct-94                  $17,132               $18,013               $15,199               $17,435
Nov-94                  $17,025               $18,119               $15,258               $17,355
Dec-94                  $17,081               $18,398               $15,322               $17,410
Jan-95                  $17,373               $18,870               $15,388               $17,692
Feb-95                  $17,811               $19,405               $15,458               $18,030
Mar-95                  $17,938               $19,573               $15,529               $18,130
Apr-95                  $18,150               $19,922               $15,600               $18,339
May-95                  $18,718               $21,450               $15,672               $18,856
Jun-95                  $18,840               $21,700               $15,744               $18,981
Jul-95                  $18,789               $21,353               $15,814               $18,990
Aug-95                  $18,948               $21,827               $15,883               $19,142
Sep-95                  $19,105               $22,229               $15,953               $19,270
Oct-95                  $19,296               $22,851               $16,022               $19,485
Nov-95                  $19,460               $23,422               $16,092               $19,723
Dec-95                  $19,628               $24,045               $16,162               $19,921
Jan-96                  $19,677               $24,045               $16,230               $20,092
Feb-96                  $19,484               $22,883               $16,296               $19,877
Mar-96                  $19,434               $22,428               $16,361               $19,779
Apr-96                  $19,327               $22,053               $16,427               $19,722
May-96                  $19,243               $21,939               $16,493               $19,712
Jun-96                  $19,452               $22,406               $16,559               $19,907
Jul-96                  $19,482               $22,415               $16,625               $19,967
Aug-96                  $19,472               $22,135               $16,691               $19,993
Sep-96                  $19,762               $22,746               $16,758               $20,249

THE RETURN FOR CLASS B SHARES OF THE U.S. GOVERNMENT ALLOCATION FUND WILL VARY FROM THE RESULTS SHOWN DUE TO DIFFERENT EXPENSES AND LOAD STRUCTURES.

The accompanying chart compares the performance of the Stagecoach U.S. Government Allocation Fund Class A shares since the Predecessor Fund's inception with the Lehman Brothers U.S. Treasury Bond Index, the Lehman Brothers U.S. Treasury Note Index and the IBC/Donoghue Money Fund Average. The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all operating expenses and assumes the maximum initial sales charge of 4.5% for the Class A shares. The Lehman Brothers U.S. Treasury Bond Index is an unmanaged index composed of U.S. Treasury bonds with 10 year or longer maturities. The Lehman Brothers U.S. Treasury Note Index is an unmanaged index of U.S. Treasury notes with 2 to 10 year maturities. The IBC/Donoghue Money Fund Average is an average of 700 taxable money market funds. Please note that the Fund is a professionally managed mutual fund. The indices presented here are not managed, do not incur expenses and are not available directly for investment. Had these indices incurred operating expenses, their comparative performances would have been lower.

                                                           ---------------------

                     MASTER INVESTMENT TRUST - ASSET ALLOCATION MASTER PORTFOLIO
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS - 42.47%
     15,349  3Com Corp+                                                      $    710,584  $     921,899
     71,459  Abbott Laboratories                                                2,441,019      3,519,356
     12,197  Advanced Micro Devices+                                              302,343        179,906
     13,781  Aetna Inc                                                          1,216,734        969,838
      9,814  Ahmanson (H F) & Co                                                  191,401        274,792
     10,237  Air Products & Chemicals Inc                                         489,429        596,305
     45,731  Airtouch Communications+                                           1,141,115      1,263,319
      2,529  Alberto-Culver Co Class B                                             67,235        109,695
     23,119  Albertson's Inc                                                      673,194        973,888
     20,751  Alcan Aluminium Ltd                                                  513,765        622,530
     11,723  Alco Standard Corp                                                   423,637        584,685
      4,011  Alexander & Alexander Services                                        81,395         66,683
     16,127  Allegheny Teledyne Inc                                               255,566        364,873
      5,963  Allergan Inc                                                         158,440        227,339
     25,922  Allied Signal Inc                                                  1,039,651      1,707,612
     40,779  Allstate Corp                                                      1,281,389      2,008,366
     17,474  Alltel Corp                                                          529,190        487,088
     15,954  Aluminum Co of America                                               640,420        941,286
      7,717  ALZA Corp+                                                           198,067        207,394
     10,884  Amdahl Corp+                                                          79,514        102,718
      8,554  Amerada Hess Corp                                                    426,687        452,293
     15,616  American Brands Inc                                                  591,719        659,776
     17,131  American Electric Power Inc                                          638,379        695,947
     43,417  American Express Corp                                              1,429,250      2,008,036
     18,677  American General Corp                                                587,239        705,057
      6,899  American Greetings Corp Class A                                      208,091        197,484
     57,781  American Home Products Corp                                        2,189,030      3,683,539
     42,988  American International Group Inc                                   3,018,343      4,331,041
     13,339  American Stores Co                                                   310,733        533,560
     50,321  Ameritech Corp                                                     2,256,954      2,648,143
     24,170  Amgen Inc+                                                           806,645      1,525,731
     45,493  Amoco Corp                                                         2,709,033      3,207,257
     19,928  AMP Inc                                                              692,009        772,210
      8,234  AMR Corp+                                                            613,014        655,632

------------------------
10

                     MASTER INVESTMENT TRUST - ASSET ALLOCATION MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      5,463  Andrew Corp+                                                    $    109,149  $     272,467
     45,376  Anheuser-Busch Inc                                                 1,237,578      1,707,272
      9,943  Aon Corp                                                             544,209        539,408
     11,417  Apple Computer Inc                                                   364,109        253,315
     16,572  Applied Materials Inc+                                               503,428        457,802
     50,027  Archer-Daniels-Midland Co                                            777,451        963,020
     10,152  Armco Inc+                                                            63,018         45,684
      3,338  Armstrong World Industries Inc                                       166,837        208,208
      3,894  ASARCO Inc                                                            92,408        103,678
      5,871  Ashland Inc                                                          204,852        233,372
    148,180  AT & T Corp                                                        8,456,383      7,742,405
     14,708  Atlantic Richfield Corp                                            1,633,159      1,875,270
      4,272  Autodesk Inc                                                         124,795        110,538
     26,546  Automatic Data Processing                                            823,619      1,158,069
      4,858  Avery Dennison Corp                                                  177,875        269,619
     12,313  Avon Products Inc                                                    361,005        611,033
     13,054  Baker Hughes Inc                                                     284,363        396,515
      2,826  Ball Corp                                                             81,770         69,237
      4,425  Bally Entertainment Corp+                                             40,942        125,559
     13,523  Baltimore Gas & Electric Co                                          343,432        353,288
     39,856  Banc One Corp                                                      1,219,101      1,634,096
     13,904  Bank of Boston Corp                                                  542,916        804,694
     35,260  Bank of New York Inc                                                 673,048      1,035,763
     32,959  BankAmerica Corp                                                   1,638,002      2,706,758
      7,256  Bankers Trust N Y Corp                                               508,632        570,503
      5,158  Bard (C R) Inc                                                       142,844        160,543
     17,326  Barnett Banks Inc                                                    396,271        584,753
     32,796  Barrick Gold Corp                                                    896,276        824,000
     20,612  Battle Mountain Gold Co                                              175,612        159,743
      5,268  Bausch & Lomb Inc                                                    236,253        193,599
     24,875  Baxter International Inc                                             771,812      1,162,906
     17,274  Bay Networks Inc+                                                    826,564        470,717
     11,394  Becton Dickinson & Co                                                299,237        504,185
     40,110  Bell Atlantic Corp                                                 2,414,616      2,401,586
     91,160  BellSouth Corp                                                     2,952,468      3,372,920
      4,752  Bemis Co Inc                                                         119,646        160,974
      4,914  Beneficial Corp                                                      200,722        282,555

                                                           ---------------------

MASTER INVESTMENT TRUST - ASSET ALLOCATION MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     10,317  Bethlehem Steel Corp+                                           $    189,134  $     103,170
      9,095  Beverly Enterprises+                                                 114,406         98,908
     10,638  Biomet Inc+                                                          148,243        174,197
      8,047  Black & Decker Corp                                                  204,695        333,951
      9,587  Block (H & R) Inc                                                    395,999        285,213
     14,295  Boatmen's Bancshares Inc                                             517,373        798,733
     31,600  Boeing Co                                                          1,607,243      2,986,200
      4,513  Boise Cascade Corp                                                   140,430        153,442
     16,194  Boston Scientific Corp+                                              519,953        931,155
      2,680  Briggs & Stratton Corp                                               106,026        118,925
     45,853  Bristol-Myers Squibb Co                                            3,039,061      4,419,083
      6,365  Brown-Forman Corp Class B                                            189,154        249,031
     19,551  Browning-Ferris Industries Inc                                       604,717        488,775
      8,995  Brunswick Corp                                                       172,402        215,880
     13,956  Burlington Northern Santa Fe                                         834,288      1,177,538
     11,627  Burlington Resources Inc                                             486,581        515,948
      6,695  Cabletron Systems Inc+                                               388,159        457,771
      3,596  Caliber System Inc                                                   176,949         57,986
     22,752  Campbell Soup Co                                                   1,096,903      1,774,656
     13,962  Carolina Power & Light Co                                            428,111        481,689
      6,651  Case Corp                                                            297,466        324,236
     17,615  Caterpillar Inc                                                      906,665      1,327,731
      2,644  Centex Corp                                                           92,862         86,261
     19,282  Central & South West Corp                                            543,749        501,332
      6,199  Ceridian Corp+                                                       225,330        309,950
      8,787  Champion International Corp                                          330,528        403,104
      9,854  Charming Shoppes Inc+                                                 90,650         59,124
     39,929  Chase Manhattan Bank                                               1,739,330      3,199,311
     59,836  Chevron Corp                                                       2,856,097      3,747,230
     66,673  Chrysler Corp                                                      1,720,186      1,908,515
     16,064  Chubb Corp                                                           683,001        738,944
      7,002  CIGNA Corp                                                           565,586        839,365
      3,130  Cincinnati Milacron Inc                                               71,556         59,079
     14,451  Cinergy Corp                                                         363,915        446,175
      9,034  Circuit City Stores Inc                                              223,656        326,353
     58,612  Cisco Systems Inc+                                                 1,735,629      3,637,607
     43,952  Citicorp                                                           2,465,874      3,983,150

------------------------
12

                     MASTER INVESTMENT TRUST - ASSET ALLOCATION MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      4,800  Clorox Co                                                       $    294,517  $     460,200
      9,648  Coastal Corp                                                         289,675        397,980
    228,093  Coca-Cola Co                                                       6,161,639     11,604,231
     13,467  Colgate-Palmolive Co                                                 868,558      1,169,946
      4,738  Columbia Gas System Inc+                                             137,082        265,328
     40,880  Columbia HCA Healthcare Corp                                       1,848,479      2,325,050
     21,344  Comcast Corp Class A                                                 423,069        328,164
     10,531  Comerica Inc                                                         397,922        542,347
      4,158  Community Psychiatric Centers+                                        55,059         38,981
     24,544  Compaq Computer Corp+                                                811,053      1,573,884
     33,292  Computer Associates International Inc+                               858,993      1,989,197
      6,873  Computer Sciences Corp+                                              378,459        528,362
     22,313  ConAgra Inc                                                          738,483      1,098,915
      7,218  Conrail Inc                                                          444,380        522,403
     21,535  Consolidated Edison Co                                               682,840        597,596
      3,942  Consolidated Freightways                                              94,812         96,579
      8,579  Consolidated Natural Gas Co                                          377,053        460,049
      9,955  Cooper Industries Inc                                                435,272        430,554
      7,661  Cooper Tire & Rubber Co                                              190,329        165,669
      3,526  Coors (Adolph) Co Class B                                             65,241         77,352
     20,361  CoreStates Financial Corp                                            756,674        880,613
     21,156  Corning Inc                                                          631,122        825,084
     13,290  CPC International Inc                                                734,959        995,089
      2,815  Crane Co                                                              84,526        124,916
     11,648  Crown Cork & Seal Co                                                 512,780        537,264
     19,430  CSX Corp                                                             811,667        981,215
     22,596  CUC International Inc+                                               696,838        901,016
      3,662  Cummins Engine Co Inc                                                168,696        144,191
      8,588  Cyprus Amax Minerals                                                 225,890        184,642
      9,354  Dana Corp                                                            263,372        282,959
     14,739  Darden Restaurants Inc                                               163,021        127,124
      3,565  Data General Corp+                                                    35,544         49,910
     19,794  Dayton-Hudson Corp                                                   464,099        653,202
     15,052  Dean Witter Discover & Co                                            643,852        827,860
     23,642  Deere & Co                                                           659,582        992,964
      8,321  Dell Computer Corp+                                                  562,924        646,958
      7,228  Delta Air Lines Inc                                                  503,538        520,416

                                                           ---------------------

MASTER INVESTMENT TRUST - ASSET ALLOCATION MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      7,643  Deluxe Corp                                                     $    249,030  $     288,523
     14,091  Digital Equipment Corp+                                              605,860        503,753
     10,344  Dillard Department Stores Inc Class A                                338,594        333,594
     62,094  Disney (Walt) Co                                                   3,815,345      3,935,207
     16,327  Dominion Resources Inc                                               701,572        616,344
     14,111  Donnelley (R R) & Sons Co                                            463,247        455,080
     10,503  Dover Corp                                                           346,887        501,518
     22,415  Dow Chemical Co                                                    1,464,748      1,798,804
      8,977  Dow Jones & Co Inc                                                   337,989        332,149
     16,372  Dresser Industries Inc                                               370,142        487,067
     10,600  DSC Communications Corp+                                             340,546        265,000
     13,384  DTE Energy Co                                                        419,097        374,752
     18,580  Duke Power Co                                                        798,031        866,293
     15,549  Dun & Bradstreet Corp                                                961,917        927,109
     51,383  DuPont (E I) de Nemours                                            3,106,544      4,534,550
      1,881  Eastern Enterprises                                                   53,238         71,008
      7,284  Eastman Chemical Co                                                  395,919        425,204
     30,847  Eastman Kodak Co                                                   1,675,744      2,421,490
      7,140  Eaton Corp                                                           385,872        431,078
      5,623  Echlin Inc                                                           192,165        176,422
     11,865  Echo Bay Mines Ltd                                                   145,038        104,560
      5,963  Ecolab Inc                                                           146,279        201,251
     40,128  Edison International                                                 758,275        717,288
      4,339  EG & G Inc                                                            78,084         77,560
     21,188  EMC Corp+                                                            468,901        479,379
     20,552  Emerson Electric Co                                                1,364,545      1,852,249
     13,309  Engelhard Corp                                                       252,633        306,107
     23,055  Enron Corp                                                           765,852        939,491
      6,372  Enserch Corp                                                         106,670        133,016
     20,926  Entergy Corp                                                         645,738        565,002
    113,681  Exxon Corp                                                         7,725,877      9,463,943
      5,166  Federal Express Corp+                                                362,542        409,406
     16,392  Federal Home Loan Mortgage Corp                                      985,520      1,604,367
    100,072  Federal National Mortgage Assoc                                    2,264,810      3,490,011
     18,906  Federated Department Stores Inc+                                     514,746        633,351
      9,337  Fifth Third Bancorp                                                  544,833        542,713
     12,950  First Bank System Inc                                                677,100        866,031

------------------------
14

                     MASTER INVESTMENT TRUST - ASSET ALLOCATION MASTER PORTFOLIO

  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     29,042  First Chicago NBD Corp                                          $    891,088  $   1,314,151
     20,470  First Data Corp                                                    1,298,411      1,670,864
     25,243  First Union Corp                                                   1,078,350      1,684,970
     24,136  Fleet Financial Group Inc                                            808,486      1,074,052
      3,155  Fleetwood Enterprises Inc                                             73,808         97,016
      3,560  Fleming Co Inc                                                        89,263         61,855
      7,609  Fluor Corp                                                           366,722        467,954
      3,454  FMC Corp+                                                            192,355        234,440
    107,342  Ford Motor Co                                                      3,268,751      3,354,438
      3,755  Foster Wheeler Corp                                                  145,767        164,281
     16,815  FPL Group Inc                                                        660,588        727,249
     17,840  Freeport McMoRan Copper & Gold Inc Class B                           495,364        557,500
      7,067  Fruit of the Loom Inc Class A+                                       187,980        219,077
     12,871  Gannett Co Inc                                                       718,470        905,797
     26,436  Gap Inc                                                              506,665        763,340
      5,759  General Dynamics Corp                                                279,782        396,651
    151,669  General Electric Co                                                8,636,872     13,801,879
     11,320  General Instrument Corp+                                             307,342        280,170
     14,606  General Mills Inc                                                    764,022        881,837
     69,314  General Motors Corp                                                3,510,092      3,327,072
      7,231  General Re Corp                                                      914,611      1,024,994
      4,425  General Signal Corp                                                  155,454        194,700
     11,176  Genuine Parts Co                                                     440,272        488,950
      8,381  Georgia-Pacific Corp                                                 603,838        663,147
      5,460  Giant Food Inc Class A                                               138,768        185,640
      3,284  Giddings & Lewis Inc                                                  68,361         38,998
     40,825  Gillette Co                                                        1,564,975      2,944,503
      5,386  Golden West Financial                                                230,355        314,408
      4,829  Goodrich (B F) Co                                                    120,676        217,909
     14,253  Goodyear Tire & Rubber Co                                            611,539        657,420
     10,955  GPU Inc                                                              332,281        336,866
      4,641  Grainger (W W) Inc                                                   282,515        326,030
      3,560  Great Atlantic & Pacific Tea Co                                       87,834         92,115
      5,924  Great Lakes Chemical Corp                                            425,352        337,668
     12,543  Great Western Financial Corp                                         247,048        332,390
     12,599  Green Tree Financial Inc                                             427,105        494,511
     88,505  GTE Corp                                                           3,378,029      3,407,443

                                                           ---------------------
                                                                              15
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
  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     10,493  Halliburton Co                                                  $    382,812  $     541,701
      6,503  Harcourt General Inc                                                 248,311        359,291
      2,928  Harland (John H) Co                                                   68,884         87,840
      4,388  Harnischfeger Industries Inc                                         125,321        165,647
      9,569  Harrah's Entertainment Inc+                                          296,055        178,223
      3,589  Harris Corp                                                          175,710        233,734
      8,014  Hasbro Inc                                                           288,327        297,520
     33,923  Heinz (H J) Co                                                       919,709      1,144,901
      2,335  Helmerich & Payne Inc                                                 67,049        101,864
      9,935  Hercules Inc                                                         432,039        543,941
     14,222  Hershey Foods Corp                                                   393,842        714,656
     93,449  Hewlett Packard Co                                                 2,571,473      4,555,639
     11,048  HFS Inc+                                                             729,089        738,835
     17,860  Hilton Hotels Corp                                                   280,673        506,778
     43,842  Home Depot Inc                                                     1,859,012      2,493,514
     13,010  Homestake Mining Co                                                  252,180        190,271
     11,592  Honeywell Inc                                                        440,840        731,745
      8,900  Household International Inc                                          389,210        732,025
     24,221  Houston Industries Inc                                               543,263        535,890
     14,872  Humana Inc+                                                          414,609        301,158
     10,956  Illinois Tool Works Inc                                              502,946        790,202
     15,394  Inco Ltd                                                             447,948        473,366
     10,073  Ingersoll-Rand Co                                                    366,527        478,468
      4,643  Inland Steel Industries Inc                                          143,073         82,994
     75,196  Intel Corp                                                         2,970,056      7,176,518
      4,365  Intergraph Corp+                                                      55,518         48,015
     48,278  International Business Machines Corp                               3,614,655      6,010,611
     10,153  International Flavors & Fragrances                                   441,246        442,925
     27,361  International Paper Co                                               955,493      1,162,843
      7,290  Interpublic Group Cos Inc                                            253,810        344,453
     10,789  ITT Corp+                                                            477,380        470,670
     10,773  ITT Hartford Group Inc                                               453,114        635,607
     10,872  ITT Industries Inc                                                   206,962        262,287
      7,781  James River Corp                                                     166,526        214,950
      6,556  Jefferson-Pilot Corp                                                 245,747        339,273
    121,906  Johnson & Johnson                                                  3,713,033      6,247,683
      3,731  Johnson Controls Inc                                                 212,284        279,825

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
  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      3,632  Jostens Inc                                                     $     72,931  $      75,818
     44,111  K Mart Corp                                                          741,560        452,138
      3,178  Kaufman & Broad Home Corp                                             54,957         41,314
     19,345  Kellogg Co                                                         1,196,045      1,332,387
      4,551  Kerr-McGee Corp                                                      231,310        277,042
     21,262  KeyCorp                                                              685,981        935,528
     25,829  Kimberly-Clark Corp                                                1,309,502      2,276,181
      3,466  King World Productions+                                              138,800        127,809
      8,803  Knight-Ridder Inc                                                    257,378        325,711
     11,391  Kroger Co+                                                           307,505        509,747
     27,624  Laidlaw Inc Class B                                                  254,884        303,864
     50,032  Lilly (Eli) & Co                                                   1,801,911      3,227,064
     24,793  Limited Inc                                                          452,941        474,166
      9,591  Lincoln National Corp                                                430,378        420,805
      6,749  Liz Claiborne Inc                                                    136,414        251,400
     18,190  Lockheed Martin Corp                                                 993,791      1,639,374
     10,554  Loews Corp                                                           639,986        816,616
      1,863  Longs Drug Stores Corp                                                66,831         81,041
      3,142  Louisiana Land & Exploration Co                                      130,128        165,348
      9,907  Louisiana-Pacific Corp                                               324,371        225,384
     14,906  Lowe's Co Inc                                                        467,206        609,283
     11,815  LSI Logic Corp+                                                      410,586        274,699
      2,179  Luby's Cafeterias Inc                                                 47,806         52,296
      6,825  Mallinckrodt Group Inc                                               242,120        284,091
      5,734  Manor Care Inc                                                       171,005        220,042
     11,685  Marriott International                                               382,907        644,136
      6,633  Marsh & McLennan Companies Inc                                       554,805        644,230
     14,720  Masco Corp                                                           453,751        441,600
     24,981  Mattel Inc                                                           463,513        646,383
     22,887  May Co Department Stores Co                                          853,644      1,112,880
      9,681  Maytag Corp                                                          167,652        188,780
     20,427  MBNA Corp                                                            380,878        709,838
      5,004  McDermott International Inc                                          128,933        108,837
     64,015  McDonald's Corp                                                    2,237,219      3,032,711
     19,744  McDonnell Douglas Corp                                               517,242      1,036,560
      9,224  McGraw-Hill Inc                                                      342,881        393,173
     62,967  MCI Communications                                                 1,569,476      1,613,529

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                                                                              17
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
  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      4,887  Mead Corp                                                       $    237,755  $     286,500
     21,377  Medtronic Inc                                                        684,819      1,370,800
     11,939  Mellon Bank Corp                                                     496,018        707,386
      9,716  Melville Corp                                                        357,588        428,719
      3,399  Mercantile Stores Co Inc                                             136,151        183,546
    111,317  Merck & Co Inc                                                     4,982,323      7,833,934
      2,499  Meredith Corp                                                         67,001        123,388
     15,402  Merrill Lynch & Co Inc                                               721,470      1,010,756
      5,332  MGIC Investment Corp                                                 334,835        359,244
     19,027  Micron Technology Inc                                                528,614        580,324
     54,779  Microsoft Corp+                                                    3,732,082      7,223,981
      4,087  Millipore Corp                                                       107,523        161,437
     38,357  Minnesota Mining & Manufacturing Co                                2,054,550      2,680,195
     36,034  Mobil Corp                                                         3,182,791      4,170,936
     53,670  Monsanto Co                                                          918,915      1,958,955
      9,171  Moore Corp Ltd                                                       182,111        168,517
     17,094  Morgan (J P) & Co Inc                                              1,200,560      1,519,229
     14,052  Morgan Stanley Group                                                 693,299        699,087
     13,013  Morton International Inc                                             414,062        517,267
     54,317  Motorola Inc                                                       2,828,137      2,804,115
        847  NACCO Industries Inc Class A                                          41,624         40,444
      6,222  Nalco Chemical Co                                                    211,748        225,548
     20,219  National City Corp                                                   664,504        851,725
     12,429  National Semiconductor+                                              208,236        250,134
      4,442  National Service Industries Inc                                      122,847        155,470
     26,611  NationsBank                                                        1,471,252      2,311,831
      6,940  Navistar International Corp+                                         135,036         58,990
      8,956  New York Times Co Class A                                            226,306        302,265
     14,637  Newell Co                                                            331,324        439,110
      8,836  Newmont Mining Corp                                                  399,315        417,501
     13,319  Niagara Mohawk Power Corp                                            223,468        106,552
      4,645  NICOR Inc                                                            125,293        156,769
     13,090  Nike Inc Class B                                                     480,208      1,590,435
     11,669  NorAm Energy Corp                                                     87,607        173,576
      7,477  Nordstrom Inc                                                        272,716        284,126
     11,501  Norfolk Southern Corp                                                810,072      1,050,904
      6,285  Northern States Power Co                                             282,415        293,038

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
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
  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     23,546  Northern Telecom Ltd                                            $    816,974  $   1,359,782
      5,170  Northrop Grumman Corp                                                248,981        414,893
     33,532  Norwest Corp                                                         949,694      1,370,621
     32,307  Novell Inc+                                                          573,878        355,377
      8,027  Nucor Corp                                                           436,507        407,370
     40,002  NYNEX Corp                                                         1,749,896      1,740,087
     29,267  Occidental Petroleum Corp                                            573,747        684,116
     14,072  Ohio Edison Co                                                       314,301        272,645
      2,519  ONEOK Inc                                                             50,169         69,273
     59,982  Oracle Systems Corp+                                               1,218,088      2,552,984
      9,631  Oryx Energy Co+                                                      161,243        170,950
      1,898  Outboard Marine Corp                                                  37,678         29,182
      4,741  Owens Corning Fiberglass Corp                                        198,952        174,824
      3,593  PACCAR Inc                                                           183,005        196,717
      7,641  Pacific Enterprises                                                  195,051        231,140
     38,247  Pacific Gas & Electric Co                                          1,178,280        831,872
     39,325  Pacific Telesis Group                                              1,236,820      1,322,303
     26,925  PacifiCorp                                                           528,148        555,328
     10,578  Pall Corp                                                            228,993        298,829
     13,848  Panenergy Corp                                                       322,886        479,487
      6,781  Parker Hannifin Corp                                                 183,534        284,802
     20,356  PECO Energy Co                                                       584,630        483,455
     20,624  Penney (J C) Co Inc                                                1,021,200      1,116,274
      4,271  Pennzoil Co                                                          216,737        225,829
      3,208  Peoples Energy Corp                                                   94,611        109,072
      5,775  Pep Boys-Manny Moe & Jack                                            164,760        205,734
    143,354  Pepsico Inc                                                        3,177,726      4,049,751
      3,912  Perkin-Elmer Corp                                                    141,616        226,407
     58,197  Pfizer Inc                                                         2,521,798      4,604,838
     46,526  Pharmacia and UpJohn Inc                                           1,646,603      1,919,198
      6,089  Phelps Dodge Corp                                                    319,432        390,457
     74,929  Philip Morris Co Inc                                               5,015,545      6,724,878
     23,983  Phillips Petroleum Co                                                767,640      1,025,273
      7,599  Pioneer Hi Bred International Inc                                    297,722        459,740
     13,756  Pitney Bowes Inc                                                     564,358        723,910
     21,880  Placer Dome Inc                                                      540,934        516,915
     31,287  PNC Bank Corp                                                        933,951      1,044,204

                                                           ---------------------

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
  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
      4,160  Polaroid Corp                                                   $    152,953  $     183,040
      2,731  Potlatch Corp                                                        118,420        105,826
     14,638  PP & L Resources Inc                                                 378,423        320,206
     17,089  PPG Industries Inc                                                   661,377        929,214
     14,197  Praxair Inc                                                          347,820        610,471
     18,017  Price/Costco Inc+                                                    302,113        369,349
     62,707  Procter & Gamble Co                                                4,125,039      6,113,933
      8,632  Providian Corp                                                       332,067        371,176
     22,397  Public Services Enterprise Group                                     692,760        599,120
      2,246  Pulte Corp                                                            70,586         57,554
     12,374  Quaker Oats Co                                                       424,761        453,198
      9,699  Ralston-Purina Group                                                 454,566        664,382
      4,077  Raychem Corp                                                         179,219        305,775
     21,588  Raytheon Co                                                          788,175      1,200,833
      5,190  Reebok International Ltd                                             163,795        180,353
      5,118  Republic New York Corp                                               300,309        353,782
      5,811  Reynolds Metals Co                                                   275,153        297,087
      7,682  Rite Aid Corp                                                        179,757        278,473
     19,884  Rockwell International Corp                                          836,525      1,120,961
      6,062  Rohm & Haas Co                                                       345,146        397,061
      7,848  Rowan Co Inc+                                                         66,188        146,169
     49,035  Royal Dutch Petroleum Co                                           5,659,539      7,655,589
     13,928  Rubbermaid Inc                                                       461,900        341,236
      3,657  Russell Corp                                                         101,309        117,938
      5,125  Ryan's Family Steak House+                                            39,504         39,078
      7,334  Ryder System Inc                                                     177,146        217,270
     11,649  SAFECO Corp                                                          344,951        407,715
      5,485  Safety-Kleen Corp                                                     84,829         90,503
      9,651  Salomon Inc                                                          398,431        440,327
      8,310  Santa Fe Energy Resources Inc+                                        80,177        118,418
     12,250  Santa Fe Pacific Gold Corp                                           189,067        153,125
     44,338  Sara Lee Corp                                                      1,245,040      1,585,084
     55,852  SBC Communication Inc                                              2,514,958      2,687,878
     33,776  Schering-Plough Corp                                               1,317,274      2,077,224
     22,255  Schlumberger Ltd                                                   1,375,438      1,880,548
      7,126  Scientific-Atlanta Inc                                               129,495        113,125
      9,611  Seagate Technology Inc+                                              506,942        537,015

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
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
  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     34,222  Seagram Co Ltd                                                  $  1,054,636  $   1,279,047
     35,795  Sears Roebuck & Co                                                 1,114,861      1,601,826
     21,546  Service Corp International                                           372,931        651,767
      2,166  Shared Medical System Corp                                            73,461        123,462
      7,906  Sherwin Williams Co                                                  286,559        366,641
      3,947  Shoney's Inc+                                                         64,812         36,016
      4,630  Sigma-Aldrich Corp                                                   186,872        263,910
     14,888  Silicon Graphics Inc+                                                495,908        329,397
      5,625  Snap-On Inc                                                          146,907        180,703
      7,952  Sonat Inc                                                            244,286        351,876
     61,466  Southern Co                                                        1,371,090      1,390,668
     13,293  Southwest Airlines Co                                                334,575        304,077
      1,918  Springs Industries Inc Class A                                        73,826         85,351
     39,442  Sprint Corp                                                        1,304,116      1,533,308
      6,926  St Jude Medical Inc+                                                 187,423        279,637
      7,657  St Paul Co Inc                                                       373,113        424,964
      8,072  Stanley Works                                                        175,962        227,025
      8,951  Stone Container Corp                                                 150,481        139,859
      4,766  Stride Rite Corp                                                      68,238         42,894
      6,813  Sun Co Inc                                                           198,078        156,699
     16,769  Sun Microsystems Inc+                                                350,176      1,041,774
     20,371  SunTrust Banks Inc                                                   531,147        835,211
      6,198  Super Value Inc                                                      198,211        170,445
     16,682  Sysco Corp                                                           476,648        560,932
     10,943  Tandem Computers Inc+                                                137,511        117,637
      5,432  Tandy Corp                                                           244,422        219,317
      2,998  Tektronix Inc                                                        103,922        122,543
     59,904  Tele-Communication Inc Class A                                     1,077,445        894,816
      8,129  Tellabs Inc+                                                         381,245        574,111
      5,124  Temple-Inland Inc                                                    233,283        270,291
     19,474  Tenet Healthcare Corp+                                               324,625        433,297
     15,674  Tenneco Inc                                                          799,736        785,659
     24,200  Texaco Inc                                                         1,666,857      2,226,400
     17,409  Texas Instruments Inc                                                687,598        959,671
     20,557  Texas Utilities Co                                                   833,833        814,571
      7,429  Textron Inc                                                          452,006        631,465
      3,627  Thomas & Betts Corp                                                  119,187        148,707

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                                                                              21

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
  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
     36,023  Time Warner Inc                                                 $  1,495,543  $   1,391,388
      9,587  Times Mirror Co Class A                                              238,055        426,622
      2,865  Timken Co                                                            100,341        112,451
      6,682  TJX Companies Inc                                                    159,385        239,717
      6,585  Torchmark Corp                                                       295,270        302,087
     25,065  Toys R Us Inc+                                                       885,440        730,018
      6,056  Transamerica Corp                                                    361,515        423,163
     43,276  Travelers Inc                                                      1,275,718      2,125,934
      5,704  Tribune Co                                                           330,141        444,912
      2,702  Trinova Corp                                                          82,977         85,113
      5,881  TRW Inc                                                              420,764        546,933
      5,617  Tupperware Corp+                                                     180,692        275,233
     13,969  Tyco International Inc                                               382,621        602,413
     14,093  U.S. Bancorp                                                         463,207        556,674
      3,235  U.S. Life Corp                                                        88,431         97,050
     43,441  U.S. West Inc                                                      1,218,940      1,292,370
     43,323  U.S. West Media Group+                                               805,463        731,076
     19,754  Unicom Corp                                                          568,699        496,319
     14,644  Unilever NV                                                        1,821,087      2,308,261
      6,376  Union Camp Corp                                                      306,922        311,627
     11,910  Union Carbide Corp                                                   350,081        543,394
      9,407  Union Electric Co                                                    371,123        346,883
     22,287  Union Pacific Corp                                                 1,394,989      1,632,523
     16,126  Unisys Corp+                                                         170,783         98,772
     16,726  United Healthcare Corp                                               832,252        696,220
      5,310  United States Surgical                                               125,262        225,675
     11,173  United Technologies Corp                                             804,154      1,342,157
     22,702  Unocal Corp                                                          648,889        817,272
      6,681  UNUM Corp                                                            367,842        428,419
      5,614  USAir Group Inc+                                                      66,254         92,631
     10,495  USF & G Corp                                                         159,712        194,158
     17,277  UST Inc                                                              517,834        511,831
     26,496  USX - Marathon Group                                                 475,802        572,976
      7,719  USX - US Steel Group                                                 280,660        219,992
      5,839  VF Corp                                                              273,936        351,070
     32,765  Viacom Inc Class B+                                                1,359,568      1,163,158
     15,249  Wachovia Corp                                                        574,584        754,826

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
  SHARES     SECURITY NAME                                                       COST          VALUE
             COMMON STOCKS (CONTINUED)
    209,846  Wal Mart Stores Inc                                             $  5,215,464  $   5,534,688
     22,543  Walgreen Co                                                          553,275        834,091
     24,874  Warner Lambert Co                                                    943,227      1,641,684
      8,582  Wells Fargo & Co                                                   1,261,835      2,231,320
     11,135  Wendy's International Inc                                            196,552        239,403
      4,843  Western Atlas Inc+                                                   206,555        301,477
     38,281  Westinghouse Electric Corp                                           610,738        712,984
      9,379  Westvaco Corp                                                        234,867        277,853
     18,222  Weyerhaeuser Co                                                      775,355        840,490
      6,824  Whirlpool Corp                                                       403,866        345,465
      9,806  Whitman Corp                                                         176,418        226,764
      5,094  Willamette Industries Inc                                            335,989        333,657
      9,489  Williams Co Inc                                                      309,547        483,939
     14,017  Winn-Dixie Stores Inc                                                408,860        488,843
     44,895  WMX Technologies Inc                                               1,219,661      1,475,923
     12,210  Woolworth Corp+                                                      241,259        251,831
     35,624  WorldCom Inc+                                                        817,313        761,463
      8,461  Worthington Industries Inc                                           168,357        169,220
     10,696  Wrigley (Wm) Jr Co                                                   508,546        644,434
     29,641  Xerox Corp                                                         1,027,653      1,589,458
      2,662  Yellow Corp+                                                          54,259         34,606
                                                                             ------------  --------------
             TOTAL COMMON STOCKS                                             $361,914,931  $ 475,692,055

                                                           ---------------------
                                                                              23
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
                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES - 58.40%
$24,750,000  U.S. Treasury Bonds                                  6.00 %         02/15/26  $   21,764,531
 39,900,000  U.S. Treasury Bonds                                  6.25           08/15/23      36,022,159
 21,900,000  U.S. Treasury Bonds                                  6.88           08/15/25      21,557,813
 42,100,000  U.S. Treasury Bonds                                  7.13           02/15/23      42,376,218
 24,300,000  U.S. Treasury Bonds                                  7.25           08/15/22      24,786,000
 39,400,000  U.S. Treasury Bonds                                  7.50           11/15/24      41,603,878
 21,800,000  U.S. Treasury Bonds                                  7.63           11/15/22      23,257,875
 19,500,000  U.S. Treasury Bonds                                  7.88           02/15/21      21,285,440
 52,300,000  U.S. Treasury Bonds                                  8.00           11/15/21      57,905,828
 33,149,000  U.S. Treasury Bonds                                  8.13           08/15/19      37,044,008
 20,500,000  U.S. Treasury Bonds                                  8.13           05/15/21      22,979,188
 45,850,000  U.S. Treasury Bonds                                  8.13           08/15/21      51,409,313
 39,900,000  U.S. Treasury Bonds                                  8.50           02/15/20      46,321,346
 46,182,000  U.S. Treasury Bonds                                  8.75           05/15/17      54,581,351
 32,925,000  U.S. Treasury Bonds                                  8.75           08/15/20      39,211,568
 19,800,000  U.S. Treasury Bonds                                  8.88           08/15/17      23,691,908
 38,115,000  U.S. Treasury Bonds                                  8.88           02/15/19      45,785,644
 24,149,000  U.S. Treasury Bonds                                  9.00           11/15/18      29,318,359
 10,750,000  U.S. Treasury Bonds                                  9.13           05/15/18      13,178,812
                                                                                           --------------
             TOTAL U.S. TREASURY SECURITIES                                                $  654,081,239
             (Cost $651,297,396)

------------------------
24

                     MASTER INVESTMENT TRUST - ASSET ALLOCATION MASTER PORTFOLIO

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $1,013,212,327)*(Notes 1 and 3)                   100.87%               $1,129,773,294
              Other Assets and Liabilities, Net                        (0.87)                   (9,707,962)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $1,120,065,332
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $135,490,855
Gross Unrealized Depreciation    (18,929,888)
                                ------------
NET UNREALIZED APPRECIATION     $116,560,967
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

           MASTER INVESTMENT TRUST - U.S. GOVERNMENT ALLOCATION MASTER PORTFOLIO
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES - 96.23%
             U.S. TREASURY BONDS - 2.43%
$ 1,900,000  U.S. Treasury Bonds                                 14.25 %        02/15/02   $   2,559,653

             U.S. TREASURY NOTES - 93.80%
$26,900,000  U.S. Treasury Notes                                  5.75 %        08/15/03   $  25,639,061
 18,500,000  U.S. Treasury Notes                                  6.25          02/15/03      18,205,129
 18,600,000  U.S. Treasury Notes                                  6.38          08/15/02      18,466,285
 31,050,000  U.S. Treasury Notes                                  7.50          11/15/01      32,398,688
  3,900,000  U.S. Treasury Notes                                  7.50          05/15/02       4,082,813
                                                                                           --------------
                                                                                           $  98,791,976
             TOTAL U.S. TREASURY SECURITIES                                                $ 101,351,629
             (Cost $101,399,925)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $101,399,925)*(Notes 1 and 3)                      96.23%               $  101,351,629
              Other Assets and Liabilities, Net                         3.77                     3,968,770
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  105,320,399
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

Gross Unrealized Appreciation   $    387,713
Gross Unrealized Depreciation       (436,009)
                                ------------
NET UNREALIZED DEPRECIATION     $    (48,296)
                                ------------
                                ------------

The accompanying notes are an integral part of these financial statements.

------------------------
26

                          STATEMENT OF ASSETS & LIABILITIES - SEPTEMBER 30, 1996

                                                                        U.S.
                                                      ASSET       GOVERNMENT
                                                 ALLOCATION       ALLOCATION
                                                       FUND             FUND
----------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In corresponding Master Portfolio          $1,119,665,863     $105,238,532
Receivables:
  Interest                                       13,419,140          702,736
  Fund shares sold                                  358,629                0
  Redemption from corresponding Master
    Portfolio                                    38,773,562       41,435,998
Organizational expenses, net of
  amortization                                        4,643            9,601
Prepaid expenses                                    104,878            5,254
TOTAL ASSETS                                  1,172,326,715      147,392,121
LIABILITIES
Payables:
  Distribution to shareholders                   11,921,012          641,981
  Fund shares redeemed                           38,773,563       41,435,998
  Due to sponsor and distributor (Note
    2)                                              465,558           64,326
  Due to advisor (Note 2)                           224,945           32,449
  Other                                             153,068           70,188
TOTAL LIABILITIES                                51,538,146       42,244,942

TOTAL NET ASSETS
                                             $1,120,788,569     $105,147,179
NET ASSETS CONSIST OF:
  Paid-in capital - Class A                  $  866,459,646     $124,055,238
  Paid-in capital - Class B                      60,739,958        6,447,045
  Undistributed net realized gain (loss)
    on investments                               77,068,819      (25,224,956)
  Net unrealized appreciation
    (depreciation) of investments               116,520,146         (130,148)
TOTAL NET ASSETS                             $1,120,788,569     $105,147,179
COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE PER SHARE
Net assets - Class A                         $1,057,345,533     $ 98,741,116
Shares outstanding - Class A                     49,781,210        6,816,956
Net asset value per share - Class A          $        21.24     $      14.48
Maximum offering price per share - Class
  A (1)                                      $        22.24     $      15.16
Net assets - Class B                         $   63,443,036     $  6,406,063
Shares outstanding - Class B                      4,942,438          607,658
Net asset value and offering price per
  share - Class B                            $        12.84     $      10.54
----------------------------------------------------------------------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.5 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF OPERATIONS

                                                     ASSET ALLOCATION FUND
                                             -----------------------------
                                             FOR THE NINE          FOR THE
                                             MONTHS ENDED       YEAR ENDED
                                                SEPT. 30,         DEC. 31,
                                                     1996             1995
--------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 5)
  Dividends                                  $ 10,015,725     $ 12,448,964
  Interest                                     28,075,732       35,237,803
  Expenses allocated from Master
    Portfolio                                  (1,791,430)               0
TOTAL INVESTMENT INCOME                        36,300,027       47,686,767
EXPENSES (NOTE 2)
  Advisory                                      1,353,641        3,814,364
  Administration fees                             257,419          306,436
  Shareholder servicing fees                    2,574,188        3,064,364
  Transfer agency fees                            814,531          490,624
  Distribution fees                               666,051          566,001
  Amortization of organization expenses             2,454            9,403
  Legal and audit fees                            104,157          103,410
  Registration fees                               164,703          138,028
  Directors' fees                                   3,743            5,000
  Shareholder reports                             180,331          144,343
  Other                                            34,134           49,595
TOTAL EXPENSES                                  6,155,352        8,691,568
Less:
  Waived fees (Note 2)                           (152,137)         (19,706)
Net expenses                                    6,003,215        8,671,862
NET INVESTMENT INCOME                          30,296,812       39,014,905

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized (loss) gain on sale of
    investments                                75,454,709        4,576,913
  Net change in unrealized appreciation
    (depreciation) of investments             (48,004,058)     215,304,208
NET GAIN (LOSS) ON INVESTMENTS                 27,450,651      219,881,121
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                             $ 57,747,463     $258,896,026
--------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------
28

                                                        STATEMENTS OF OPERATIONS

                                              U.S. GOVERNMENT ALLOCATION
                                                                    FUND
                                             ---------------------------
                                                 FOR THE
                                                    NINE
                                                  MONTHS         FOR THE
                                                   ENDED      YEAR ENDED
                                               SEPT. 30,        DEC. 31,
                                                    1996            1995
------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 5)
  Dividends                                  $         0     $         0
  Interest                                     7,092,686       8,814,682
  Expenses allocated from Master
    Portfolio                                   (335,905)              0
TOTAL INVESTMENT INCOME                        6,756,781       8,814,682
EXPENSES (NOTE 2)
  Advisory                                       231,278         680,049
  Administration fees                             32,354          40,803
  Shareholder servicing fees                     323,540         408,029
  Transfer agency fees                           173,925         126,816
  Distribution fees                               79,482          80,511
  Amortization of organization expenses            2,005           1,894
  Legal and audit fees                            22,989          26,905
  Registration fees                               36,638          31,212
  Directors' fees                                  3,743           4,987
  Shareholder reports                             74,589          49,857
  Other                                           20,750           5,616
TOTAL EXPENSES                                 1,001,293       1,456,679
Less:
  Waived fees (Note 2)                           (96,633)        (31,101)
Net expenses                                     904,660       1,425,578
NET INVESTMENT INCOME                          5,852,121       7,389,104

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized (loss) gain on sale of
    investments                               (1,945,578)        380,148
  Net change in unrealized appreciation
    (depreciation) of investments             (2,769,255)     11,177,439
NET GAIN (LOSS) ON INVESTMENTS                (4,714,833)     11,557,587
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                             $ 1,137,288     $18,946,691
------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            ASSET ALLOCATION FUND
                                             ----------------------------------------------------
                                               FOR THE NINE            FOR THE            FOR THE
                                               MONTHS ENDED         YEAR ENDED         YEAR ENDED
                                             SEPT. 30, 1996      DEC. 31, 1995      DEC. 31, 1994
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $   30,296,812     $   39,014,905     $   44,227,670
  Net realized (loss) gain on sale of
    investments                                  75,454,709          4,576,913         40,999,918
  Net change in unrealized appreciation
    (depreciation) of investments               (48,004,058)       215,304,208       (119,837,699)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       57,747,463        258,896,026        (34,610,111)
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                     (29,059,204)       (38,781,909)       (44,227,697)
    CLASS B                                      (1,237,608)          (232,996)                 0
  From net realized gain (loss) on sales
    of investments
    CLASS A                                               0         (2,902,594)       (40,796,983)
    CLASS B                                               0            (60,209)                 0
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold - Class A           125,947,664        112,740,980        254,121,721
  Reinvestment of dividends - Class A            25,929,821         84,335,697         31,759,403
  Cost of shares redeemed - Class A            (198,735,389)      (231,482,165)      (317,969,973)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A                         (46,857,904)       (34,405,488)       (32,088,849)
  Proceeds from shares sold - Class B            41,385,524         25,023,646                  0
  Reinvestment of dividends - Class B               691,311            159,719                  0
  Cost of shares redeemed - Class B              (6,086,896)          (433,346)                 0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B                          35,989,939         24,750,019                  0
INCREASE (DECREASE) IN NET ASSETS                16,582,686        207,262,849       (151,723,640)
NET ASSETS:
Beginning net assets                          1,104,205,883        896,943,034      1,048,666,674
ENDING NET ASSETS                            $1,120,788,569     $1,104,205,883     $  896,943,034
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------
30

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                             U.S. GOVERNMENT ALLOCATION FUND
                                             -----------------------------------------------
                                             FOR THE NINE          FOR THE
                                             MONTHS ENDED       YEAR ENDED           FOR THE
                                                SEPT. 30,         DEC. 31,        YEAR ENDED
                                                     1996             1995     DEC. 31, 1994
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $  5,852,121     $  7,389,104     $  12,431,161
  Net realized (loss) gain on sale of
    investments                                (1,945,578)         380,148       (23,621,944)
  Net change in unrealized appreciation
    (depreciation) of investments              (2,769,255)      11,177,439        (6,365,346)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      1,137,288       18,946,691       (17,556,129)
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                    (5,670,237)      (7,305,279)      (12,431,161)
    CLASS B                                      (181,884)         (83,825)                0
  From net realized gain (loss) on sales
    of investments
    CLASS A                                             0                0                 0
    CLASS B                                             0                0                 0
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold - Class A          36,933,631       24,249,760        34,301,793
  Reinvestment of dividends - Class A           4,748,739        6,172,643         7,265,846
  Cost of shares redeemed - Class A           (73,965,970)     (46,347,301)     (154,720,634)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS A                       (32,283,600)     (15,924,898)     (113,152,995)
  Proceeds from shares sold - Class B           3,581,868        4,453,188                 0
  Reinvestment of dividends - Class B             132,888           43,367                 0
  Cost of shares redeemed - Class B            (1,222,836)        (541,430)                0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - CLASS B                         2,491,920        3,955,125                 0
INCREASE (DECREASE) IN NET ASSETS             (34,506,513)        (412,186)     (143,140,285)
NET ASSETS:
Beginning net assets                          139,653,692      140,065,878       283,206,163
ENDING NET ASSETS                            $105,147,179     $139,653,692     $ 140,065,878
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------
                                                                              31

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                     ASSET ALLOCATION FUND
                                                ------------------------------------------
                                                                                   CLASS A
                                                ------------------------------------------
                                                     NINE
                                                   MONTHS       YEAR       YEAR       YEAR
                                                    ENDED      ENDED      ENDED      ENDED
                                                SEPT. 30,   DEC. 31,   DEC. 31,   DEC. 31,
                                                 1996 (1)       1995       1994       1993
------------------------------------------------------------------------------------------
Net Asset Value, beginning of period               $20.74     $16.73     $18.80     $17.89
                                                ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       0.57       0.74       0.77       0.77
  Net realized and unrealized gain (loss) on
    investments                                      0.50       4.07      (1.31)      1.88
                                                ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                     1.07       4.81      (0.54)      2.65
LESS DISTRIBUTIONS:
  Dividends from net investment income              (0.57)     (0.74)     (0.77)     (0.77)
  Distributions from net realized gain               0.00      (0.06)     (0.76)     (0.97)
                                                ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                            (0.57)     (0.80)     (1.53)     (1.74)
                                                ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                     $21.24     $20.74     $16.73     $18.80
                                                ---------  ---------  ---------  ---------
                                                ---------  ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                       5.14%     29.18%      (2.82)%    15.00%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)              $1,057,346 $1,077,935  $896,943  $1,048,667
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets         0.90%(3)     0.84%       0.84%     0.86%
  Ratio of net investment income to average
    net assets                                    3.53%(3)     3.81%       4.30%     4.20%
Portfolio turnover                                   1%(4)       15%         49%       40%
Average commission rate paid(2)                   $0.0320(4)        --        --        --
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses              N/A        N/A        N/A      0.86%
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                            N/A        N/A        N/A      4.20%
------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.
(2) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED IF THE FUND INVESTS MORE THAN 10% OF THE VALUE OF ITS AVERAGE NET ASSETS IN EQUITY SECURITIES ON WHICH COMMISSIONS ARE CHARGED ON TRADES.. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(3)  THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER
     PORTFOLIO.
(4)  PORTFOLIO ACTIVITY REPRESENTS STAND-ALONE PERIOD ONLY. SEE NOTE 7.

---------------------
32

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                     U.S. GOVERNMENT ALLOCATION FUND
                                           ASSET ALLOCATION FUND (CONT.)  ------------------------------------------
                              ------------------------------------------
                                                                 CLASS B                                     CLASS A
                                   CLASS A (CONT.)  --------------------  ------------------------------------------
                              --------------------       NINE                  NINE
                                   YEAR       YEAR     MONTHS       YEAR     MONTHS       YEAR       YEAR       YEAR
                                  ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                               DEC. 31,   DEC. 31,  SEPT. 30,   DEC. 31,  SEPT. 30,   DEC. 31,   DEC. 31,   DEC. 31,
                                   1992       1991   1996 (1)       1995   1996 (1)       1995       1994       1993
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning
  of period                      $17.65     $14.45     $12.50     $10.00     $14.98     $13.76     $15.71     $15.41
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.87       0.92       0.28       0.22       0.59       0.79       0.87       0.96
  Net realized and
    unrealized gain (loss)
    on investments                 0.31       2.28       0.34       2.53      (0.50)      1.22      (1.95)      1.69
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       1.18       3.20       0.62       2.75       0.09       2.01      (1.08)      2.65
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.87)      0.00      (0.28)     (0.22)     (0.59)     (0.79)     (0.87)     (0.96)
  Distributions from net
    realized gain                 (0.07)      0.00       0.00      (0.03)      0.00       0.00       0.00      (1.39)
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.94)      0.00      (0.28)     (0.25)     (0.59)     (0.79)     (0.87)     (2.35)
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                         $17.89     $17.65     $12.84     $12.50     $14.48     $14.98     $13.76     $15.71
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                     7.00%     22.13%      4.96%     27.72%      0.69%     14.91%      (6.99)%    17.46%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $542,226   $367,251    $63,443    $26,271    $98,741   $135,577   $140,066   $283,206
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.95%      0.95%    1.14%(3)     1.53%    1.12%(3)     1.04%       1.01%     0.99%
  Ratio of net investment
    income to average net
    assets                        5.22%      5.88%    3.37%(3)     2.71%    5.45%(3)     5.41%       5.94%     5.92%
Portfolio turnover                   5%        25%       1%(4)       15%      31%(4)      292%        112%      150%
Average commission rate
  paid(2)                            --         --    $0.0320(4)        --        --        --         --         --
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        0.97%        N/A    1.56%(3)     1.76%    1.20%(3)     1.07%      1.08%      1.02%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        5.20%        N/A    2.95%(3)     2.48%    5.37%(3)     5.38%      5.87%      5.89%
--------------------------------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.
(2) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED IF THE FUND INVESTS MORE THAN 10% OF THE VALUE OF ITS AVERAGE NET ASSETS IN EQUITY SECURITIES ON WHICH COMMISSIONS ARE CHARGED ON TRADES.. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(3)  THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER
     PORTFOLIO.
(4)  PORTFOLIO ACTIVITY REPRESENTS STAND-ALONE PERIOD ONLY. SEE NOTE 7.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                   U.S. GOVERNMENT ALLOCATION FUND (CONT.)
                                                ------------------------------------------
                                                                                   CLASS B
                                                     CLASS A (CONT.)  --------------------
                                                --------------------       NINE
                                                     YEAR       YEAR     MONTHS       YEAR
                                                    ENDED      ENDED      ENDED      ENDED
                                                 DEC. 31,   DEC. 31,  SEPT. 30,   DEC. 31,
                                                     1992       1991   1996 (1)       1995
------------------------------------------------------------------------------------------
Net Asset Value, beginning of period               $15.41     $13.14     $10.91     $10.00
                                                ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       0.87       0.94       0.36       0.49
  Net realized and unrealized gain (loss) on
    investments                                      0.04       1.33      (0.37)      0.91
                                                ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                     0.91       2.27      (0.01)      1.40
LESS DISTRIBUTIONS:
  Dividends from net investment income              (0.87)      0.00      (0.36)     (0.49)
  Distributions from net realized gain              (0.04)      0.00       0.00       0.00
                                                ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                            (0.91)      0.00      (0.36)     (0.49)
                                                ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                     $15.41     $15.41     $10.54     $10.91
                                                ---------  ---------  ---------  ---------
                                                ---------  ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                       6.30%     17.21%      0.11%     14.11%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)               $127,504    $30,098     $6,406     $4,077
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets           1.00%      1.01%    1.92%(3)     1.65%
  Ratio of net investment income to average
    net assets                                      6.06%      6.77%    4.60%(3)     4.31%
Portfolio turnover                                    33%       147%      31%(4)      292%
Average commission rate paid(2)                        --         --         --         --
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses            1.08%        N/A    2.21%(3)     2.36%
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                          5.98%        N/A    4.31%(3)     3.60%
------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.
(2) FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED IF THE FUND INVESTS MORE THAN 10% OF THE VALUE OF ITS AVERAGE NET ASSETS IN EQUITY SECURITIES ON WHICH COMMISSIONS ARE CHARGED ON TRADES.. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
(3)  THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER
     PORTFOLIO.
(4)  PORTFOLIO ACTIVITY REPRESENTS STAND-ALONE PERIOD ONLY. SEE NOTE 7.

---------------------
34

                                                   NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, (the "1940 Act"), as an open-end series investment company. The Company commenced operations on January 1, 1992, at which time the merger described in Note 6 was consummated, and currently offers the following nineteen separate diversified Funds: the Aggressive Growth, Asset Allocation, Balanced, Corporate Stock, Diversified Income, Equity Value, Ginnie Mae, Growth and Income, Government Money Market Mutual, Intermediate Bond, Money Market Mutual, Money Market Trust, National Tax-Free, National Tax-Free Money Market Mutual, Prime Money Market Mutual, Short-Intermediate U.S. Government Income, Small Cap, Treasury Money Market Mutual, and U.S. Government Allocation Funds; and five non-diversified funds: the Arizona Tax-Free, California Tax-Free Bond, California Tax-Free Income, California Tax-Free Money Market Mutual, and Oregon Tax-Free Funds. These financial statements represent the Asset Allocation and U.S. Government Allocation Funds (the "Funds").

The Company changed its fiscal year-end from December 31 to September 30.

Each of the Funds presented in this book offers Class A and Class B shares. The two classes of shares differ principally in the applicable sales charges, shareholder servicing fees and distribution fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and gain allocations and from differences in separate class expenses, including distribution and service fees.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

INVESTMENT POLICY AND SECURITY VALUATION

Beginning on April 28, 1996, the Funds invest only in interests of the Asset Allocation and U.S. Government Allocation Master Portfolios (the "Master Portfolios"), respectively, of Master Investment Trust ("MIT"), an open-end, series investment company. Each Master Portfolio has the same investment objective as the Fund bearing the corresponding name. The value of each Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (99.99% and 99.99%) for the Asset Allocation Fund and U.S. Government Allocation Fund, respectively, at September 30, 1996. The Master Portfolios' investments include equities and fixed income securities. Except for debt obligations with remaining maturities of 60 days or less, which are valued at amortized cost, assets are valued at current market prices, or if such prices are not readily available, at fair value as determined by procedures approved by the Trust's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized as required by the Internal Revenue Code.

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Portfolio of Investments. The adviser to the Master Portfolios pools the Master Portfolios' cash and invests in repurchase agreements. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income of the Funds are declared and distributed quarterly. Any dividends to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

The Company's policy with respect to each Fund is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of each Fund's net investment income and any net realized capital gain to its shareholders. Therefore, no federal or state income tax provision is required. The U.S. Government Allocation Fund has a capital loss

---------------------
36

                                                   NOTES TO FINANCIAL STATEMENTS
carryforwards as of September 30, 1996 of $23,241,796 and $1,945,578 which expire in the years 2002 and 2004, respectively.

The Board intends to offset net capital gains with each capital loss carryforward until each carryforward has been fully utilized or expires. Thus, no capital gain distributions shall be made until the capital loss carryforward has been fully utilized or expires.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund. The differences between the income and gains distributed on a book versus tax basis, if any, are shown as excess distributions of net investment income and net realized gain on the sale of investments in the accompanying Statements of Changes in Net Assets.

ORGANIZATION EXPENSES

Stephens Inc. ("Stephens"), the Funds' administrator, sponsor and distributor, has charged the Funds for expenses incurred in connection with the organization and initial registration of the Fund and/or Class. These expenses are being amortized by the Funds on a straight-line basis over 60 months from the date each Fund and/or Class commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds do not directly retain an investment adviser because each such Fund invests all of its assets in a Master Portfolio of the Trust which, in turn, retains WFB as investment adviser. Prior to April 28, 1996, and their conversion to "feeder" funds in a master/feeder structure the Funds retained WFB as investment adviser. For these services, WFB was entitled to be paid by each Fund a monthly advisory fee at the annual rate of 0.50% of such Fund's average daily net assets up to $250 million, 0.40% of the next $250 million and 0.30% of the average daily net assets in excess of $500 million.

For the period from January 1, 1996 to April 28, 1996, the Funds retained Barclays Global Fund Advisors ("BGFA") as sub-adviser.

Pursuant to a sub-advisory contract with the Funds and subject to the overall supervision of WFB, the investment adviser, BGFA was responsible for day-to-day portfolio management of the Fund. BGFA was entitled to receive from WFB as compensation for its sub-advisory services monthly fees at the annual rate of 0.20% of the average daily net assets of the Asset Allocation Fund and 0.15% of the average daily net assets of the U.S. Government Allocation Fund. BGFA was also entitled to receive from WFB annual fees of $40,000 for its services for the Funds.

BGFA currently acts as sub-adviser to the Master Portfolios in which the Funds invest. BGFA is an indirect subsidiary of

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
Barclays Bank and is located at 45 Fremont Street, San Francisco, California 94105. BGFA was formed by the reorganization of Wells Fargo Nikko Investment Advisors ("WFNIA"), a former affiliate of Wells Fargo & Company. Prior to January 1, 1996, WFNIA acted as sub-adviser to the Funds and was entitled to receive the same fees as BGFA for its sub-advisory services.

Barclays Global Investors, N.A. ("BGI") currently acts as custodian to the Funds. BGI is an affiliate of BGFA. BGI will not be entitled to compensation for its custodial services to the Funds so long as BGFA is entitled to receive compensation for providing sub-advisory services to the Master Portfolio in which each Fund invests. Prior to January 1, 1996, BGI, which was then known as Wells Fargo Institutional Trust Company N.A., was an affiliate of WFB and served as custodian to the Fund.

The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB has agreed to act as transfer agent for the Funds. Under the contract, WFB is paid a per account fee plus other related costs with a minimum monthly fee of $3,000 per Fund, unless net assets of the respective Fund are under $20 million. For as long as the assets remain under $20 million a Fund will not be charged any transfer agent fees by WFB.

The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder servicing to the Funds. Pursuant to the contract, WFB is entitled to an annual fee for providing shareholder servicing of 0.30% of the average daily net assets of the Class A and Class B shares of the Funds.

The Company has entered into administration and distribution agreements on behalf of the Funds with Stephens. Under the agreements, Stephens has agreed to provide supervisory, administrative and distribution services to the Funds. For receiving supervisory and administrative services, each Fund pays Stephens a monthly fee at the annual rate of 0.03% of such Fund's average daily net assets.

The Company has adopted separate Distribution Plans, pursuant to Rule 12b-1, for Class A and Class B shares of the Funds.

The Distribution Plan for the Class A shares of the Funds provides that each Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying on an annual basis up to 0.05% of the Class A shares' average daily net assets for costs incurred. Each of these Funds may participate in joint distribution activities with other funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses attributable to joint distribution activities will be allocated among the Funds in proportion to their relative net asset sizes.

---------------------
38

                                                   NOTES TO FINANCIAL STATEMENTS

The Class B Distribution Plan for the Funds provides that the Funds may pay, as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.70% of each Fund's average daily net assets attributable to Class B shares. The Distribution Plan expenses for Class A and Class B shares of the Funds were as follows:

                                     FOR THE NINE MONTHS ENDED              FOR THE YEAR ENDED
                                            SEPTEMBER 30, 1996               DECEMBER 31, 1995
                                ------------------------------  ------------------------------
                                  DISTRIBUTION    DISTRIBUTION    DISTRIBUTION    DISTRIBUTION
                                          FEES            FEES            FEES            FEES
FUND                                   CLASS A         CLASS B         CLASS A         CLASS B
----------------------------------------------------------------------------------------------
Asset Allocation Fund             $    410,799    $    255,252    $    506,479    $     59,522
U.S. Government Allocation
  Fund                                  51,957          27,525          67,043          13,468

FEES WAIVED

All amounts shown as Waived Fees on the Statements of Operations were waived by WFB. Waived fees continue at the discretion of WFB.

Certain officers and directors of the Company are also officers of Stephens. As of September 30, 1996, Stephens owned 103 shares of the Asset Allocation Fund.

Stephens has retained $2,252,478 as sales charges from the proceeds of Class A shares sold and $306,643 from the proceeds of Class B shares redeemed by the Company for the nine months ended September 30, 1996. Wells Fargo Securities Inc., a subsidiary of Wells Fargo & Co., received $1,780,263 as sales charges from the proceeds of Class A shares sold and $306,643 from the proceeds of Class B shares redeemed by the Company for the nine months ended September 30, 1996.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, for each Fund before the Funds were converted to a "master/feeder" structure, were as follows:

                                                    FOR THE PERIOD FROM
                                                     JANUARY 1, 1996 TO             FOR THE YEAR ENDED
                                                         APRIL 28, 1996              DECEMBER 31, 1995
                                                -----------------------        -----------------------
                                                                   U.S.                           U.S.
                                                  ASSET      GOVERNMENT          ASSET      GOVERNMENT
AGGREGATE PURCHASES                          ALLOCATION      ALLOCATION     ALLOCATION      ALLOCATION
  AND SALES OF:                                    FUND            FUND           FUND            FUND
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
  Purchases at cost                       $ 231,266,372   $  87,012,992  $   3,210,000   $ 214,955,269
  Sales proceeds                                      0      14,382,063    422,194,531     332,625,095
OTHER SECURITIES:
  Purchases at cost                          93,877,839               0    119,731,930               0
  Sales proceeds                              5,440,848               0     53,149,119               0

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

4. CAPITAL SHARES TRANSACTIONS

As of September 30, 1996, there were 49 billion shares of $0.001 par value capital stock authorized by the Company. At September 30, 1996, the Asset Allocation and U.S. Government Allocation Funds were authorized to issue 100 million shares and 300 million shares, respectively, of $0.001 par value capital stock for each class of shares. Transactions in capital shares were as follows:

                                                               ASSET ALLOCATION FUND
                                          ------------------------------------------
                                          FOR THE NINE
                                          MONTHS ENDED        FOR THE        FOR THE
                                             SEPT. 30,     YEAR ENDED     YEAR ENDED
                                                  1996  DEC. 31, 1995  DEC. 31, 1994
------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                    6,007,551       5,898,807     13,807,751
  Shares issued in reinvestment of
    dividends -- Class A                    1,238,174       4,807,125      1,809,851
  Shares redeemed -- Class A               (9,426,837)    (12,361,894)   (17,788,892)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                    (2,181,112)     (1,655,962)    (2,171,290)
  Shares sold -- Class B                    3,267,959       2,123,672              0
  Shares issued in reinvestment of
    dividends -- Class B                       54,554          13,259              0
  Shares redeemed -- Class B                 (481,023)        (35,983)             0
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS B                     2,841,490       2,100,948              0
------------------------------------------------------------------------------------

---------------------
40

                                                   NOTES TO FINANCIAL STATEMENTS

                                                     U.S. GOVERNMENT ALLOCATION FUND
                                          ------------------------------------------
                                          FOR THE NINE
                                          MONTHS ENDED        FOR THE        FOR THE
                                             SEPT. 30,     YEAR ENDED     YEAR ENDED
                                                  1996  DEC. 31, 1995  DEC. 31, 1994
------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                    2,528,521       1,653,710      2,282,827
  Shares issued in reinvestment of
    dividends -- Class A                      325,965         428,154        508,903
  Shares redeemed -- Class A               (5,085,090)     (3,211,044)   (10,646,426)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS A                   (2,230,604)     (1,129,180)    (7,854,696)
  Shares sold -- Class B                      336,746         420,344              0
  Shares issued in reinvestment of
    dividends -- Class B                       12,543           4,057              0
  Shares redeemed -- Class B                 (115,493)        (50,540)             0
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS B                      233,796         373,861              0
------------------------------------------------------------------------------------

5. INCOME AND EXPENSE ALLOCATIONS

For the period from April 28, 1996 (commencement of operations as feeder funds) to September 30, 1996, the Funds received allocations of income and expenses from their corresponding Master Portfolios. The detail of allocated income and expenses for the stand-alone period of the Funds (January 1, 1996 to April 27, 1996) and the feeder period (April 28, 1996 to September 30, 1996) of the Funds is as follows:

                                   STAND-ALONE PERIOD                           FEEDER PERIOD
                             ------------------------  --------------------------------------
FUND                            INTEREST    DIVIDENDS      INTEREST    DIVIDENDS     EXPENSES
---------------------------------------------------------------------------------------------
Asset Allocation             $ 9,691,981  $ 4,402,117  $ 18,383,751  $ 5,613,608  $ 1,791,430
U.S. Government Allocation     2,775,174            0     4,317,512            0      335,905

6. REORGANIZATION OF WELLS FARGO INVESTMENT TRUST FOR RETIREMENT PROGRAMS

At special meetings held on December 31, 1991, unitholders owning a majority of the outstanding units of each of the Wells Fargo Investment Trust for Retirement Programs Funds (the "Trust") as of the close of business on November 8, 1991, approved an Agreement and Plan of Reorganization (the "Agreement") among the Trust, for itself and on behalf of each of the six funds comprising the Trust (each a "Predecessor Fund"); and Wells Fargo in its capacity as the Trustee of the Trust, and in its individual capacity.

The Agreement provided, among other things, for the transfer of the assets of each Predecessor Fund to a corresponding series of the Company (each a "Stagecoach Fund"). The Agreement

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
provided that in consideration thereof, each Stagecoach Fund would assume certain identified liabilities of the corresponding Predecessor Fund and would deliver to the corresponding Predecessor Fund the number of full and fractional shares of common stock of the Stagecoach Fund having an aggregate net asset value equivalent to the aggregate net asset value of the assets transferred to the Stagecoach Fund by the corresponding Predecessor Fund (collectively, the "Reorganization").

On January 1, 1992, the Reorganizations closed, and each Predecessor Fund made a pro rata liquidating distribution to its unitholders of the shares of the corresponding Stagecoach Fund it had received.

All of the expenses connected with the Reorganizations were paid by Wells Fargo or Stephens.

All information contained in this Annual Report which reflects financial data on the Funds for periods prior to 1992 refers to the corresponding Predecessor Funds.

7. REORGANIZATION OF THE ASSET ALLOCATION AND U.S. GOVERNMENT ALLOCATION FUNDS INTO MASTER/FEEDER STRUCTURES

At special meetings of shareholders held between December 5, 1995 and December 19, 1995, shareholders of the Asset Allocation and U.S. Government Allocation Funds approved a reorganization of the Funds into a "master-feeder" structure, pursuant to which the Funds invest all of their assets in a corresponding Master Portfolio of MIT. On the conversion date the Funds transferred their investments to the corresponding Master Portfolio in exchange for interests in the corresponding Master Portfolio. The Funds then became "feeder" funds. This reorganization was effected on April 28, 1996.

---------------------
42

                                                    INDEPENDENT AUDITORS' REPORT
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STAGECOACH FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities of the Asset Allocation Fund and U.S. Government Allocation Fund (two of the funds comprising Stagecoach Funds, Inc.) as of September 30, 1996, and the related statements of operations for the nine months ended September 30, 1996, and the year ended December 31, 1995, and the statements of changes in net assets for the nine months ended September 30, 1996, and each of the years in the two year period ended December 31, 1995, and financial highlights for the nine months ended September 30, 1996, and each of the years in the four year period ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. All years or periods indicated in the accompanying financial highlights ending prior to January 1, 1992, were audited by other auditors whose report dated February 19, 1992, expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1996, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Funds, Inc. as of September 30, 1996, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
NOVEMBER 15, 1996

                                                           ---------------------

STATEMENT OF ASSETS & LIABILITIES
SEPTEMBER 30, 1996

                                                                          U.S.
                                                      ASSET         GOVERNMENT
                                                 ALLOCATION         ALLOCATION
                                                     MASTER             MASTER
                                              PORTFOLIO (1)      PORTFOLIO (1)
------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                              $1,129,773,294     $  101,351,629
  Cash                                            3,147,768          1,923,720
Receivables:
  Dividends and interest                         12,049,342          2,156,585
  Fund shares sold                                  358,629                  0
  Investment securities sold                     27,283,738         42,115,719
TOTAL ASSETS                                 $1,172,612,771     $  147,547,653
LIABILITIES
Payables:
  Distribution to beneficial interest
    holders                                      13,419,140            702,736
  Fund shares redeemed                           38,773,562         41,435,998
  Due to Advisor (Note 2)                           330,716             63,974
  Other                                              24,021             24,546
TOTAL LIABILITIES                                52,547,439         42,227,254
TOTAL NET ASSETS                             $1,120,065,332     $  105,320,399
INVESTMENTS AT COST                          $1,013,212,327     $  101,399,925
------------------------------------------------------------------------------

(1)  MASTER PORTFOLIO COMMENCED OPERATIONS ON APRIL 28, 1996.

The accompanying notes are an integral part of these financial statements.

---------------------
44

                                                         STATEMENT OF OPERATIONS
FROM APRIL 28, 1996
(COMMENCEMENT OF OPERATIONS)
TO SEPTEMBER 30, 1996

                                                                     U.S.
                                                    ASSET      GOVERNMENT
                                               ALLOCATION      ALLOCATION
                                                   MASTER          MASTER
                                             PORTFOLIO (1)    PORTFOLIO (1)
-------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                  $  5,613,608     $         0
  Interest                                     18,383,751       4,317,513
TOTAL INVESTMENT INCOME                        23,997,359       4,317,513
EXPENSES (NOTE 2)
  Advisory fees                                 1,764,081         308,379
  Legal and Audit fees                             27,349          27,527
TOTAL EXPENSES                                  1,791,430         335,906
NET INVESTMENT INCOME (LOSS)                   22,205,929       3,981,607

REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                72,820,164      (1,454,942)
  Net change in unrealized appreciation
    (depreciation) of investments             (55,284,698)        651,125
NET GAIN (LOSS) ON INVESTMENTS                 17,535,466        (803,817)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                   $ 39,741,395     $ 3,177,790
-------------------------------------------------------------------------

(1)  MASTER PORTFOLIO COMMENCED OPERATIONS ON APRIL 28, 1996.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS
FROM APRIL 28, 1996
(COMMENCEMENT OF OPERATIONS)
TO SEPTEMBER 30, 1996

                                                                        U.S.
                                                      ASSET       GOVERNMENT
                                                 ALLOCATION       ALLOCATION
                                                     MASTER           MASTER
                                                  PORTFOLIO        PORTFOLIO
----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income(loss)                $   22,205,929     $  3,981,607
  Net realized gain (loss) on sale of
    investments                                  72,820,164       (1,454,942)
  Net change in unrealized appreciation
    (depreciation) of investments               (55,284,698)         651,125
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       39,741,395        3,177,790
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM BENEFICIAL INTERESTS
 TRANSACTIONS (1)                             1,080,323,937      102,142,609
INCREASE (DECREASE) IN NET ASSETS             1,120,065,332      105,320,399
NET ASSETS:
ENDING NET ASSETS                            $1,120,065,332     $105,320,399
----------------------------------------------------------------------------

(1) "NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTERESTS TRANSACTIONS" INCLUDES $980,510,972 FOR THE ASSET ALLOCATION MASTER PORTFOLIO AND $169,909,388 FOR THE U.S. GOVERNMENT ALLOCATION MASTER PORTFOLIO, AS A RESULT OF THE CONVERSIONS FROM STAND-ALONE TO "MASTER-FEEDER" STRUCTURE.

The accompanying notes are an integral part of these financial statements.

---------------------
46

                                                   NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

The Asset Allocation Master Portfolio and U.S. Government Allocation Master Portfolios (the "Master Portfolios") are two series of Master Investment Trust (the "Trust"), a business trust organized under the laws of Delaware on August 14, 1991. The Trust is registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Declaration of Trust permits the issuance of beneficial interests ("interests"). The Trust currently issues nine series of investment portfolios: the Asset Allocation, Capital Appreciation, Cash Investment Trust, Corporate Stock, Tax-Free Money Market, Short-Term Government-Corporate Income, Short-Term Municipal Income, Small Cap and U.S. Government Allocation Master Portfolios.

The following significant accounting policies are consistently followed by the Trust's management in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. These financial statements represent only the Asset Allocation and U.S. Government Allocation Master Portfolios.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Master Portfolio's investments may include equities, fixed-, variable- and floating-rate instruments. Investments in securities for which the primary market is a national securities exchange or the NASDAQ National Market System are valued at the last reported sales price on the day of valuation. U.S. government obligations are valued at the stated mean between the last reported bid and ask prices. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, excluding debt securities maturing in 60 days or less, are valued at the most recent bid prices, or if such prices are not readily available, at fair value as determined in accordance with procedures adopted by the Board of Trustees. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, interest income is accrued daily. Realized gains and losses are reported on the basis

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code.

FEDERAL INCOME TAXES

Each Master Portfolio intends to qualify for federal income tax purposes as a partnership. Management of each Master Portfolio therefore believes that it will not be subject to any federal or state income tax on its income and net capital gains (if any). However, each investor in a Master Portfolio will be taxed on its distributive share of the partnership's income for purposes of determining its federal and state income tax liabilities. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended ("Code"), and the regulations promulgated thereunder.

It is intended that the Master Portfolios' assets, income, gain/loss and allocations will be managed in such a way that a regulated investment company investing in the Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invests all of its assets in the Master Portfolio.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into separate advisory contracts with WFB on behalf of each Master Portfolio. Pursuant to the contracts, WFB furnishes investment guidance and policy direction in connection with daily portfolio management of each Master Portfolio. Under the contracts, WFB is entitled to receive a monthly advisory fee at an annual rate of 0.50% of the first $250 million, 0.40% of the next $250 million and 0.30% of the average daily net assets exceeding $500 million.

Barclays Global Fund Advisors ("BGFA") currently acts as sub-adviser to the Master Portfolios. BGFA is an indirect subsidiary of Barclays Bank and is located at 45 Fremont Street, San Francisco, California 94105. BGFA was formed by the reorganization of Wells Fargo Nikko Investment Advisors ("WFNIA"), a former affiliate of Wells Fargo & Company. Pursuant to a sub-advisory contract with the Funds and subject to the overall supervision of WFB, the investment adviser, BGFA is responsible for day-to-day portfolio management. BGFA is entitled to receive from WFB as compensation for its sub-advisory services monthly fees at the annual rate of 0.20% of the average daily net assets of the Asset Allocation Master Portfolio and 0.15% of the average daily net assets of the U.S. Government Allocation Master Portfolio. BGFA is also entitled to receive from WFB annual fees of $40,000 for its services for the Master Portfolios.

Barclays Global Investors, N.A. ("BGI") currently acts as custodian to the Master Portfolios. BGI is an affiliate of BGFA. BGI will not be entitled to compensation for its custodial services to the Portfolios so long as BGFA is entitled to receive compensation for providing sub-advisory services to the Master Portfolios.

---------------------
48

                                                   NOTES TO FINANCIAL STATEMENTS

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments exclusive of securities with maturities of one year or less at purchase date for the Asset Allocation and U.S. Government Allocation Master Portfolios, for the period from April 28, 1996 (commencement of operations) to September 30, 1996, were as follows:

                                                                    U.S.
                                                   ASSET      GOVERNMENT
                                              ALLOCATION      ALLOCATION
AGGREGATE PURCHASES                               MASTER          MASTER
  AND SALES OF:                                PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
  Purchases at cost                        $ 309,067,794   $ 115,058,641
  Sales proceeds                              81,753,786     111,595,742
OTHER LONG-TERM SECURITIES:
  Purchases at cost                           10,411,804               0
  Sales proceeds                             258,387,628               0

4. FINANCIAL HIGHLIGHTS

The portfolio turnover rates, excluding securities with maturities of one year or less at purchase date, and average commission rate paid for each Master Portfolio for the period from April 28, 1996 (commencement of operations) to September 30, 1996 are as follows:

                                                                    U.S.
                                                   ASSET      GOVERNMENT
                                              ALLOCATION      ALLOCATION
                                                  MASTER          MASTER
                                               PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------
Portfolio Turnover                                   28%             87%
Average Commission Rate Paid                     $0.0261             N/A

                                                           ---------------------

INDEPENDENT AUDITORS' REPORT
TO THE UNITHOLDERS AND BOARD OF TRUSTEES
MASTER INVESTMENT TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Asset Allocation Master Portfolio and U.S. Government Allocation Master Portfolio (two of the master portfolios comprising Master Investment Trust) as of September 30, 1996, and the related statement of operations, statement of changes in net assets, and financial highlights for the period from April 28, 1996, (commencement of operations) to September 30, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1996, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned master portfolios of Master Investment Trust as of September 30, 1996, the results of their operations, the changes in their net assets and their financial highlights for the period from April 28, 1996 to September 30, 1996, in conformity with generally accepted accounting principles.

[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
NOVEMBER 15, 1996

---------------------
50

                                                           LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

                                                           ---------------------
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
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52

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                                                                              53

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---------------------
54

Wells Fargo provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

SC 0555 (11/96)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1996 Stagecoach Funds